UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 08104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Emerging Markets Equity Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.9%

Brazil — 11.7%
All America Latina Logistica SA	930,026	$3,926,622
Banco Bradesco SA (Preference)	460,696	6,833,027
Cia Energetica de Minas Gerais (Preference)	423,325	7,804,696
Gerdau SA (Preference)	565,528	4,961,216
Lojas Americanas SA (Preference)	1,005,617	6,593,962
Lojas Renner SA	355,109	9,927,493
Petroleo Brasileiro SA (Preference)	704,932	6,377,204
Vale SA ADR	170,270	3,379,860
Vale SA (Preference)	193,099	3,756,224
		53,560,304

India — 8.9%
Bharat Forge Ltd.*	877,977	4,747,072
Bharat Heavy Electricals Ltd.	970,257	4,079,775
Bharti Airtel Ltd.*	947,384	5,215,589
Infosys Ltd.	100,436	4,553,286
ITC Ltd.	1,782,595	8,300,966
Mahindra & Mahindra Ltd.	363,963	4,651,387
Oil & Natural Gas Corp. Ltd.*	1,079,146	5,536,409
Reliance Industries Ltd.	261,306	3,480,067
		40,564,551

South Africa — 8.8%
Aveng Ltd.	1,204,191	5,276,033
Foschini Group Ltd.	604,185	9,479,280
Impala Platinum Holdings Ltd.	196,808	3,267,977
JD Group Ltd.	680,792	3,590,722
Massmart Holdings Ltd.	158,744	3,286,853
MTN Group Ltd.	336,600	5,828,808
Woolworths Holdings Ltd.	1,521,633	9,373,224
		40,102,897

Bermuda — 6.6%
Credicorp Ltd.	70,938	8,930,385
First Pacific Co. Ltd.	7,671,783	7,957,563
Ports Design Ltd.†	2,627,335	2,748,638
VTech Holdings Ltd.†	879,484	10,505,267
		30,141,853

Mexico — 6.3%
America Movil SAB de CV, Series L ADR	220,945	5,757,827
Fomento Economico Mexicano SAB de CV ADR	54,135	4,831,549
Grupo Financiero Banorte SAB de CV - Class O	1,264,036	6,532,579
Kimberly-Clark de Mexico SAB de CV - Class A	2,970,282	5,818,232
Wal-Mart de Mexico SAB de CV - Class A	2,167,899	5,800,154
		28,740,341

Cayman Islands — 5.4%
ASM Pacific Technology Ltd.†	740,431	9,464,464
Daphne International Holdings Ltd.	8,004,708	8,166,783
Tingyi Cayman Islands Holding Corp.	2,796,632	7,205,256
		24,836,503

Thailand — 5.4%
Kasikornbank PCL	1,731,163	9,084,436
PTT Exploration & Production PCL	1,128,052	6,012,555
Siam Cement PCL	241,314	2,768,568
Siam Cement PCL (Non-Voting)	256,825	2,573,961
Thai Oil PCL	2,206,648	4,037,408
		24,476,928

Taiwan — 5.2%
Giant Manufacturing Co. Ltd.	1,632,130	7,559,449
Taiwan Semiconductor Manufacturing Co. Ltd.	3,381,355	9,256,352
Tripod Technology Corp.	2,422,608	6,886,275
		23,702,076

Hong Kong — 4.8%
China Overseas Land & Investment Ltd.	3,247,840	7,648,730
CNOOC Ltd.	3,560,612	7,178,619
Wharf Holdings Ltd.	1,255,563	6,982,134
		21,809,483

Korea — 4.7%
BS Financial Group, Inc.	507,737	5,676,425
POSCO	8,965	2,870,163
Samsung Electronics Co. Ltd.	8,484	8,984,450
Shinhan Financial Group Co. Ltd.	114,976	4,030,781
		21,561,819

China — 4.5%
China BlueChemical Ltd.	7,878,217	4,505,911
Industrial & Commercial Bank of China - Class H	10,019,852	5,617,014
PetroChina Co. Ltd. - Class H	3,621,044	4,686,579
Weichai Power Co. Ltd. - Class H†*	1,380,936	5,516,084
		20,325,588

Turkey — 4.3%
Akbank TAS	997,977	3,658,817
Trakya Cam Sanayi AS*	3,568,870	4,814,359
Tupras Turkiye Petrol Rafine	209,769	4,499,566
Turkcell Iletisim Hizmetleri AS*	870,969	4,416,870
Turkiye Garanti Bankasi AS	530,558	2,088,545
		19,478,157

Indonesia — 3.1%
Bank Mandiri Tbk PT	9,148,562	7,098,608
Telekomunikasi Indonesia Tbk PT	7,928,498	6,927,005
		14,025,613

United Kingdom — 3.0%
Fresnillo PLC	276,447	6,332,260
SABMiller PLC	182,495	7,321,908
		13,654,168

Maylasia — 2.4%
British American Tobacco Malaysia Bhd	328,603	5,819,315
CIMB Group Holdings Bhd	2,167,762	5,194,823
		11,014,138

1

Touchstone Emerging Markets Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — 97.9% (Continued)

Canada — 1.9%
Eldorado Gold Corp.	414,210	$5,101,850
Yamana Gold, Inc.†	246,562	3,804,625
		8,906,475

Jersey — 1.6%
Randgold Resources Ltd. ADR	80,806	7,273,348

Luxembourg — 1.6%
Tenaris SA ADR†	204,731	7,159,443

South Korea — 1.6%
Hankook Tire Co. Ltd.	177,853	7,092,657

Chile — 1.3%
Enersis SA	16,176,053	6,088,591

Peru — 1.2%
Cia de Minas Buenaventura SA ADR	146,640	5,569,387

Israel — 1.2%
Teva Pharmaceutical Industries Ltd. ADR	138,413	5,459,009

Czech Republic — 1.2%
CEZ AS	157,649	5,448,073

Singapore — 1.1%
Keppel Land Ltd.	2,037,649	5,243,618

United States — 0.1%
Southern Copper Corp.	9,085	286,268
Total Common Stocks		$446,521,288

Investment Funds — 5.8%
Invesco Government & Agency Portfolio**	17,142,776	17,142,776
Touchstone Institutional Money Market Fund^	9,220,027	9,220,027
Total Investment Funds		$26,362,803

Total Investment Securities —103.7%
(Cost $508,547,416)		$472,884,091

Liabilities in Excess of Other Assets — (3.7%)		(16,775,041)

Net Assets — 100.0%		$456,109,050

†	All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2012 was $16,630,721.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$53,560,304	$—	$—	$53,560,304
India	—	40,564,551	—	40,564,551
South Africa	—	40,102,897	—	40,102,897
Bermuda	8,930,385	21,211,468	—	30,141,853
Mexico	28,740,341	—	—	28,740,341
Cayman Islands	—	24,836,503	—	24,836,503
Thailand	—	24,476,928	—	24,476,928
Taiwan	—	23,702,076	—	23,702,076
Hong Kong	—	21,809,483	—	21,809,483
Korea	—	21,561,819	—	21,561,819
China	—	20,325,588	—	20,325,588
Turkey	—	19,478,157	—	19,478,157
Indonesia	—	14,025,613	—	14,025,613
United Kingdom	—	13,654,168	—	13,654,168
Maylasia	—	11,014,138	—	11,014,138
Canada	8,906,475	—	—	8,906,475
Jersey	7,273,348	—	—	7,273,348
Luxembourg	7,159,443	—	—	7,159,443
South Korea	—	7,092,657	—	7,092,657
Chile	6,088,591	—	—	6,088,591
Peru	5,569,387	—	—	5,569,387
Israel	5,459,009	—	—	5,459,009
Czech Republic	5,448,073	—	—	5,448,073
Singapore	—	5,243,618	—	5,243,618
United States	286,268	—	—	286,268
Investment Funds	26,362,803	—	—	26,362,803
				$472,884,091

2

Touchstone Emerging Markets Equity Fund (Continued)

At June 30, 2012 securities valued at $5,448,074 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

% of Net
Industry Allocation	Assets
Financials	20.3%
Consumer Discretionary	16.2%
Materials	12.4%
Information Technology	10.9%
Energy	10.7%
Consumer Staples	10.6%
Telecommunication Services	6.2%
Industrials	5.2%
Utilities	4.2%
Health Care	1.2%
Investment Funds	5.8%
Other Assets/Liabilities (Net)	(3.7)%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

3

Portfolio of Investments
Touchstone Emerging Markets Equity Fund II – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 87.5%

Brazil — 12.7%
All America Latina Logistica SA	113,145	$477,705
Banco Bradesco SA (Preference)	48,088	713,240
Cia Energetica de Minas Gerais (Preference)	45,677	842,135
Gerdau SA (Preference)	72,987	640,294
Lojas Americanas SA (Preference)	111,403	730,483
Lojas Renner SA	38,249	1,069,296
Petroleo Brasileiro SA (Preference)	78,107	706,599
Vale SA (Preference)	43,170	839,758
		6,019,510

Mexico — 8.3%
America Movil SAB de CV, Series L ADR	23,891	622,599
Fomento Economico Mexicano SAB de CV ADR	5,821	519,524
Fresnillo PLC	34,635	793,345
Grupo Financiero Banorte SAB de CV - Class O	139,651	721,721
Kimberly-Clark de Mexico SAB de CV - Class A	329,207	644,855
Wal-Mart de Mexico SAB de CV - Class A	246,576	659,707
		3,961,751

Bermuda — 7.1%
Credicorp Ltd.	9,434	1,187,646
First Pacific Co. Ltd.	846,248	877,771
Ports Design Ltd.	147,916	154,745
VTech Holdings Ltd.	97,360	1,162,946
		3,383,108

South Africa — 7.1%
Foschini Group Ltd.	62,947	987,599
Impala Platinum Holdings Ltd.	21,181	351,708
Massmart Holdings Ltd.	17,868	369,964
MTN Group Ltd.	37,344	646,676
Woolworths Holdings Ltd.	162,844	1,003,115
		3,359,062

Thailand — 5.2%
Kasikornbank PCL	187,053	981,578
PTT Exploration & Production PCL	86,318	460,078
Siam Cement PCL (Non-Voting)	57,500	576,279
Thai Oil PCL (Non-Voting)	256,275	468,895
		2,486,830

Hong Kong — 5.2%
China Overseas Land & Investment Ltd.	366,948	864,170
CNOOC Ltd.	399,516	805,472
Wharf Holdings Ltd.	140,959	783,867
		2,453,509

Korea — 5.1%
BS Financial Group, Inc.	56,304	629,470
POSCO	1,000	320,152
Samsung Electronics Co. Ltd.	1,000	1,058,987
Shinhan Financial Group Co. Ltd.	12,342	432,681
		2,441,290

China — 4.8%
China BlueChemical Ltd.	875,868	500,949
Industrial & Commercial Bank of China - Class H	1,097,595	615,299
PetroChina Co. Ltd. - Class H	407,889	527,915
Weichai Power Co. Ltd. - Class H*	153,778	614,259
		2,258,422

Cayman Islands — 3.9%
ASM Pacific Technology Ltd.	82,054	1,048,845
Tingyi Cayman Islands Holding Corp.	305,244	786,432
		1,835,277

Turkey — 3.4%
Akbank TAS	108,629	398,259
Tupras Turkiye Petrol Rafine	22,587	484,493
Turkcell Iletisim Hizmetleri AS*	104,611	530,505
Turkiye Garanti Bankasi AS	55,316	217,752
		1,631,009

Indonesia — 3.3%
Bank Mandiri Tbk PT	985,297	764,518
Telekomunikasi Indonesia Tbk PT	899,202	785,619
		1,550,137

Taiwan — 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	380,732	1,042,242
Tripod Technology Corp.	70,395	200,098
		1,242,340

Canada — 2.4%
Eldorado Gold Corp.	55,577	684,545
Yamana Gold, Inc.	28,911	446,117
		1,130,662

India — 1.8%
Infosys Ltd. ADR	11,250	506,925
Reliance Industries Ltd. GDR, 144a	13,444	357,844
		864,769

Jersey — 1.7%
Randgold Resources Ltd. ADR	9,133	822,061

South Korea — 1.7%
Hankook Tire Co. Ltd.	20,260	807,955

United Kingdom — 1.7%
SABMiller PLC	19,675	789,383

Luxembourg — 1.6%
Tenaris SA ADR	21,983	768,746

Peru — 1.5%
Cia de Minas Buenaventura SA ADR	18,973	720,595

4

Touchstone Emerging Markets Equity Fund II (Continued)

		Market
	Shares	Value

Common Stocks — 87.5% (Continued)

Chile — 1.4%
Enersis SA	1,803,886	$678,974

Maylasia — 1.3%
CIMB Group Holdings Bhd	245,431	588,151

Czech Republic — 1.2%
CEZ AS	16,963	586,212

Israel — 1.2%
Teva Pharmaceutical Industries Ltd. ADR	14,755	581,937

Singapore — 1.2%
Keppel Land Ltd.	223,340	574,736

United States — 0.1%
Southern Copper Corp.	1,202	37,875
Total Common Stocks		$41,574,301

	Number
	of
	Rights	Fair Value

Equity Linked Notes — 6.9%
Bharat Heavy Electricals Maturity 02/16/17 (Issuer JPMorgan)*	145,971	$607,700
Bharat Heavy Electricals Maturity 11/18/11 (Issuer Credit Suisse)*	11,731	48,838
Bharti Airtel Ltd. Maturity 02/08/17 (Issuer JPMorgan)*	86,255	471,247
Bharti Airtel Ltd. Maturity 09/09/14 (Issuer JPMorgan)*	18,544	101,314
ITC Ltd. Maturity 02/16/17 (Issuer JPMorgan)*	158,571	735,274
ITC Ltd. Maturity 09/15/14 (Issuer Credit Suisse)*	38,172	176,999
Mahindra & Mahindra Ltd. Maturity 02/16/17 (Issuer JPMorgan)*	36,313	459,969
Mahindra & Mahindra Ltd. Maturity 10/15/14 (Issuer JPMorgan)*	7,642	96,800
Oil & Natural Gas Corp. Ltd. Maturity 02/08/17 (Issuer JPMorgan)*	91,713	467,887
Oil & Natural Gas Corp. Ltd. Maturity 08/25/14 (Issuer JPMorgan)*	19,498	99,472
Total Equity Linked Notes		$3,265,500

		Market
	Shares	Value

Investment Fund — 5.1%
Touchstone Institutional Money Market Fund^	2,424,887	$2,424,887

Total Investment Securities —99.5%
(Cost $50,117,941)		$47,264,688

Other Assets in Excess of Liabilities — 0.5%		258,632

Net Assets — 100.0%		$47,523,320

*	Non-income producing security.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $357,844 or 0.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

5

Touchstone Emerging Markets Equity Fund II (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
Brazil	6,019,510	—	—	6,019,510
Mexico	3,168,406	793,345	—	3,961,751
Bermuda	1,187,646	2,195,462	—	3,383,108
South Africa	—	3,359,062	—	3,359,062
Thailand	—	2,486,830	—	2,486,830
Hong Kong	—	2,453,509	—	2,453,509
Korea	—	2,441,290	—	2,441,290
China	—	2,258,422	—	2,258,422
Cayman Islands	—	1,835,277	—	1,835,277
Turkey	—	1,631,009	—	1,631,009
Indonesia	—	1,550,137	—	1,550,137
Taiwan	—	1,242,340	—	1,242,340
Canada	1,130,662	—	—	1,130,662
India	506,925	357,844	—	864,769
Jersey	822,061	—	—	822,061
South Korea	—	807,955	—	807,955
United Kingdom	—	789,383	—	789,383
Luxembourg	768,746	—	—	768,746
Peru	720,595	—	—	720,595
Chile	678,974	—	—	678,974
Maylasia	—	588,151	—	588,151
Czech Republic	586,212	—	—	586,212
Israel	581,937	—	—	581,937
Singapore	—	574,736	—	574,736
United States	37,875	—	—	37,875
Equity Linked Notes	3,265,500	—	—	3,265,500
Investment Fund	2,424,887	—	—	2,424,887
				$47,264,688

At June 30, 2012 securities valued at $586,212 were transferred from Level 1 to Level 2 pursuant to the Fund's fair valuation policy.

% of Net
Industry Allocation	Assets

Financials	28.7%
Materials	14.2%
Information Technology	10.6%
Consumer Discretionary	10.0%
Energy	9.6%
Consumer Staples	7.9%
Telecommunication Services	5.5%
Utilities	4.4%
Industrials	2.3%
Health Care	1.2%
Investment Funds	5.1%
Other Assets/Liabilities (Net)	0.5%
Total	100.0%

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments
Touchstone Focused Equity Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 92.9%

Financials — 20.0%
Allstate Corp. (The)	155,399	$5,452,951
Bank of America Corp.	599,353	4,902,708
Bank of New York Mellon Corp. (The)	131,680	2,890,375
Fidelity National Financial, Inc. - Class A	147,354	2,838,038
Goldman Sachs Group, Inc. (The)	39,103	3,748,414
		19,832,486

Information Technology — 17.1%
Adobe Systems, Inc.*	68,043	2,202,552
Apple, Inc.*	5,712	3,335,808
Arrow Electronics, Inc.*	61,881	2,030,316
Google, Inc. - Class A*	4,792	2,779,695
Hewlett-Packard Co.	126,024	2,534,343
Ingram Micro, Inc. - Class A*	136,801	2,389,913
Insight Enterprises, Inc.*	98,932	1,665,026
		16,937,653

Consumer Discretionary — 14.6%
Carnival Corp.	69,314	2,375,391
International Speedway Corp. - Class A	57,276	1,499,486
JC Penney Co., Inc.†	31,689	738,671
Royal Caribbean Cruises Ltd.	51,239	1,333,751
Speedway Motorsports, Inc.	107,360	1,815,458
Time Warner Cable, Inc.	62,096	5,098,082
WMS Industries, Inc.*	76,613	1,528,429
		14,389,268

Industrials — 13.4%
Alliant Techsystems, Inc.	85,106	4,303,810
Gardner Denver, Inc.	31,788	1,681,903
Oshkosh Corp.*	122,005	2,556,005
Universal Forest Products, Inc.	122,029	4,756,690
		13,298,408

Energy — 8.6%
Devon Energy Corp.	39,693	2,301,797
Encana Corp.†	77,483	1,613,971
Exxon Mobil Corp.	33,085	2,831,083
Halliburton Co.	45,436	1,289,928
North American Energy Partners, Inc.*	188,388	486,041
		8,522,820

Telecommunication Services — 7.1%
France Telecom SA ADR†	198,985	2,608,693
KDDI Corp. ADR	269,735	4,369,707
		6,978,400

Health Care — 6.2%
Johnson & Johnson	18,057	1,219,931
WellPoint, Inc.	77,237	4,926,948
		6,146,879

Consumer Staples — 4.5%
CVS Caremark Corp.	66,846	3,123,714
TESCO PLC ADR	88,564	1,293,034
		4,416,748

Materials — 1.4%
Cemex SAB de CV ADR*	210,356	1,415,696
Total Common Stocks		$91,938,358

Investment Funds — 11.7%
Invesco Government & Agency Portfolio**	3,946,400	3,946,400
Touchstone Institutional Money Market Fund^	7,617,910	7,617,910
Total Investment Funds		$11,564,310

Total Investment Securities —104.6%
(Cost $112,007,771)		$103,502,668

Liabilities in Excess of Other Assets — (4.6%)		(4,505,538)

Net Assets — 100.0%		$98,997,130

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $3,848,646.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$91,938,358	$—	$—	$91,938,358
Investment Funds	11,564,310	—	—	11,564,310
				$103,502,668

See accompanying Notes to Portfolio of Investments.

7

Portfolio of Investments
Touchstone Global Equity Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Preferred Stocks — 2.2%

Germany — 2.2%
Henkel AG & Co. KGaA	4,530	$301,000

Common Stocks — 91.4%

United States — 25.1%
AGCO Corp.*	6,556	299,852
Bristol-Myers Squibb Co.	8,983	322,939
Celgene Corp.*	6,053	388,360
DreamWorks Animation SKG, Inc. - Class A†*	10,892	207,602
Hillshire Brands Co.	5,630	163,202
Kansas City Southern	2,765	192,333
Medtronic, Inc.	9,083	351,785
Pfizer, Inc.	19,611	451,053
Shuffle Master, Inc.*	14,988	206,834
Southwestern Energy Co.*	8,371	267,286
Ultra Petroleum Corp.†*	13,960	322,057
Wolverine World Wide, Inc.	3,240	125,647
Xylem, Inc.	2,690	67,707
		3,366,657

United Kingdom — 11.0%
BG Group PLC	16,965	347,298
Cairn Energy PLC*	65,371	272,208
Fresnillo PLC	20,075	459,835
Rexam PLC	38,318	252,896
Smith & Nephew PLC	14,457	144,605
		1,476,842

Japan — 10.1%
Konami Corp.	10,900	246,981
Otsuka Corp.	2,700	229,859
SBI Holdings, Inc.	2,305	171,280
Softbank Corp.	9,500	353,625
Yahoo! Japan Corp.	1,110	359,377
		1,361,122

Canada — 7.7%
Cott Corp.*	16,090	132,099
Goldcorp, Inc.	11,907	447,465
Yamana Gold, Inc.†	29,270	450,758
		1,030,322

Switzerland — 6.2%
Syngenta AG	1,075	368,000
Tyco International Ltd.	8,756	462,755
		830,755

France — 4.5%
Saft Groupe SA	6,790	162,906
Sanofi	5,737	434,297
		597,203

Netherlands — 4.2%
DE Master Blenders 1753 NV*	28,148	317,386
Koninklijke Ahold NV	19,984	247,548
		564,934

Australia — 3.7%
Australian Agricultural Co. Ltd.*	149,335	172,059
Treasury Wine Estates Ltd.	30,992	138,873
Woodside Petroleum Ltd.	5,985	191,796
		502,728

Germany — 3.5%
Gerry Weber International AG	5,044	208,632
Symrise AG	8,723	265,851
		474,483

Hong Kong — 3.3%
Hutchison Telecommunications Hong Kong Holdings Ltd.	938,000	437,186

Norway — 2.4%
Yara International ASA	7,342	321,299

Denmark — 2.2%
Carlsberg A/S - Class B	3,760	296,787

Israel — 2.0%
Check Point Software Technologies Ltd.*	5,504	272,943

Luxembourg — 2.0%
Oriflame Cosmetics SA	7,988	267,888

Sweden — 1.5%
Kinnevik Investment AB - Class B	10,213	204,998

Russia — 1.1%
Mobile Telesystems OJSC ADR†*	8,287	142,536

Cambodia — 0.9%
NagaCorp Ltd.	274,637	122,812
Total Common Stocks		$12,271,495

Investment Funds — 12.4%
Invesco Government & Agency Portfolio**	1,054,086	1,054,086
Touchstone Institutional Money Market Fund^	610,237	610,237
Total Investment Funds		$1,664,323

Total Investment Securities —106.0%
(Cost $14,857,023)		$14,236,818

Liabilities in Excess of Other Assets — (6.0%)		(807,889)

Net Assets — 100.0%		$13,428,929

8

Touchstone Global Equity Fund (Continued)

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $1,051,211.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Preferred Stocks
Germany	$—	$301,000	$—	$301,000
Common Stocks
United States	3,366,657	—	—	3,366,657
United Kingdom	—	1,476,842	—	1,476,842
Japan	—	1,361,122	—	1,361,122
Canada	1,030,322	—	—	1,030,322
Switzerland	462,755	368,000	—	830,755
France	—	597,203	—	597,203
Netherlands	317,386	247,548	—	564,934
Australia	—	502,728	—	502,728
Germany	—	474,483	—	474,483
Hong Kong	—	437,186	—	437,186
Norway	—	321,299	—	321,299
Denmark	—	296,787	—	296,787
Israel	272,943	—	—	272,943
Luxembourg	—	267,888	—	267,888
Sweden	—	204,998	—	204,998
Russia	142,536	—	—	142,536
Cambodia	—	122,812	—	122,812
Investment Funds	1,664,323	—	—	1,664,323
				$14,236,818

% of Net
Industry Allocation	Assets

Materials	19.1%
Health Care	15.6%
Consumer Staples	15.2%
Energy	10.4%
Industrials	8.8%
Information Technology	8.3%
Telecommunication Services	6.9%
Consumer Discretionary	6.5%
Financials	2.8%
Investment Funds	12.4%
Other Assets/Liabilities (Net)	(6.0)%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

9

Portfolio of Investments
Touchstone Global Real Estate Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.8%

United States — 48.9%
Apartment Investment & Management Co. REIT	8,190	$221,376
AvalonBay Communities, Inc. REIT	2,010	284,375
Boston Properties, Inc. REIT	2,565	277,969
BRE Properties, Inc. REIT	2,740	137,055
Camden Property Trust REIT	2,650	179,325
CBL & Associates Properties, Inc. REIT	10,220	199,699
CubeSmart REIT	16,260	189,754
Digital Realty Trust, Inc. REIT	1,250	93,838
Douglas Emmett, Inc. REIT	10,070	232,617
Extra Space Storage, Inc. REIT	14,680	449,208
First Industrial Realty Trust, Inc. REIT*	4,140	52,247
Forest City Enterprises, Inc. - Class A*	6,200	90,520
HCP, Inc. REIT	3,970	175,276
Health Care REIT, Inc.	3,300	192,390
Home Properties, Inc. REIT	2,180	133,765
Host Hotels & Resorts, Inc. REIT	9,563	151,287
Kimco Realty Corp. REIT	10,275	195,533
Macerich Co. (The) REIT	3,204	189,196
Post Properties, Inc. REIT	1,300	63,635
ProLogis, Inc. REIT	6,598	219,252
Public Storage REIT	905	130,691
Simon Property Group, Inc. REIT	4,766	741,876
SL Green Realty Corp. REIT	5,070	406,817
Starwood Hotels & Resorts Worldwide, Inc.	1,830	97,063
Strategic Hotels & Resorts, Inc. REIT*	16,340	105,556
Sunstone Hotel Investors, Inc. REIT*	9,970	109,570
Ventas, Inc. REIT	5,352	337,818
Weingarten Realty Investors REIT	7,200	189,648
		5,847,356

Hong Kong — 10.9%
Champion REIT	286,000	119,083
Cheung Kong Holdings Ltd.	9,100	112,351
China Overseas Land & Investment Ltd.	48,600	114,454
Hang Lung Properties Ltd.	67,200	229,866
Hongkong Land Holdings Ltd.	12,065	69,600
Link REIT (The)	19,300	79,108
Sino Land Co., Ltd.	86,300	131,044
Sun Hung Kai Properties Ltd.	32,380	384,964
Wharf Holdings Ltd.	12,199	67,838
		1,308,308

Japan — 8.8%
Heiwa Real Estate, Inc. REIT	57	33,193
Japan Real Estate Investment Corp. REIT	14	128,363
Kenedix Realty Investment Corp.	22	71,131
Mitsubishi Estate Co., Ltd.	15,600	279,876
Mitsui Fudosan Co., Ltd.	16,650	323,057
Mori Trust Sogo REIT, Inc.	7	61,398
Nippon Building Fund, Inc. REIT	6	58,012
Sumitomo Realty & Development Co., Ltd.	4,100	100,845
		1,055,875

Singapore — 6.9%
Ascendas Real Estate Investment Trust REIT	74,800	127,606
CapitaLand Ltd.	77,300	166,671
CapitaMall Trust REIT	109,000	165,101
City Developments Ltd.	6,500	57,940
Fortune Real Estate Investment Trust REIT	141,000	83,450
Global Logistic Properties Ltd.*	73,250	121,944
Keppel Land Ltd.	40,000	102,935
		825,647

Australia — 6.3%
Charter Hall Retail REIT	37,200	126,636
Goodman Group REIT	40,536	153,487
Stockland REIT	36,300	114,431
Westfield Group REIT	36,020	352,686
		747,240

United Kingdom — 5.6%
British Land Co. PLC REIT	23,452	187,791
Derwent London PLC REIT	4,910	142,751
Development Securities PLC	7,780	17,166
Great Portland Estates PLC REIT	12,250	75,625
Hammerson PLC REIT	12,980	90,148
Land Securities Group PLC REIT	13,710	158,843
		672,324

Canada — 4.0%
Canadian Apartment Properties REIT	6,926	161,772
Canadian Real Estate Investment Trust REIT	2,993	119,532
Morguard Real Estate Investment Trust REIT	5,822	97,214
RioCan Real Estate Investment Trust REIT	3,860	105,021
		483,539

France — 3.6%
Klepierre REIT	3,159	103,817
Unibail-Rodamco SE REIT	1,800	331,579
		435,396

Netherlands — 1.6%
Corio NV REIT	1,455	64,061
Eurocommercial Properties NV REIT	1,109	38,368
Vastned Retail NV REIT	1,015	39,624
Wereldhave NV REIT	684	43,950
		186,003

Germany — 1.3%
Alstria Office REIT-AG	14,436	152,862

Sweden — 0.7%
Hufvudstaden AB - Class A	7,791	83,514

10

Touchstone Global Real Estate Fund (Continued)

		Market
	Shares	Value

Common Stocks — 98.8% (Continued)

China — 0.2%
Home Inns & Hotels Management, Inc. ADR†*	1,270	$28,778
Total Common Stocks		$11,826,842

Investment Funds — 1.6%
Invesco Government & Agency Portfolio**	27,138	27,138
Touchstone Institutional Money Market Fund^	161,420	161,420
Total Investment Funds		$188,558

Total Investment Securities —100.4%
(Cost $11,777,505)		$12,015,400

Liabilities in Excess of Other Assets — (0.4%)		(44,768)

Net Assets — 100.0%		$11,970,632

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $28,144.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United States	5,847,356	—	—	5,847,356
Hong Kong	—	1,308,308	—	1,308,308
Japan	—	1,055,875	—	1,055,875
Singapore	—	825,647	—	825,647
Australia	114,431	632,809	—	747,240
United Kingdom	—	672,324	—	672,324
Canada	483,539	—	—	483,539
France	—	435,396	—	435,396
Netherlands	—	186,003	—	186,003
Germany	—	152,862	—	152,862
Sweden	—	83,514	—	83,514
China	28,778	—	—	28,778
Investment Funds	188,558	—	—	188,558
				$12,015,400

% of Net
Industry Allocation	Assets
Retail	26.7%
Specialized	15.4%
Office	14.6%
Diversified Real Estate Activities	13.5%
Residential	9.9%
Diversified REIT	6.1%
Industrials	4.6%
Real Estate Development	3.8%
Real Estate Operating Companies	3.2%
Hotels, Resorts & Cruise Lines	1.0%
Investment Funds	1.6%
Other Assets/Liabilities (Net)	(0.4)%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

11

Portfolio of Investments
Touchstone Intermediate Fixed Income Fund – June 30, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 48.5%

	Financials — 20.6%
$75,000	ACE INA Holdings, Inc., 5.700%, 2/15/17	$88,282
510,000	Aflac, Inc., 8.500%, 5/15/19	665,760
370,000	Allstate Life Global Funding Trusts MTN, 5.375%, 4/30/13	384,952
25,000	American Express Bank FSB, 5.500%, 4/16/13	25,933
150,000	American Express Co., 4.875%, 7/15/13	155,990
200,000	American Express Co., 7.000%, 3/19/18	247,557
210,000	American International Group, Inc. MTN, 5.450%, 5/18/17	227,973
125,000	Ameriprise Financial, Inc., 5.650%, 11/15/15	141,526
250,000	Associates Corp. of North America, 6.950%, 11/1/18	281,878
400,000	Bank of America Corp., 5.750%, 12/1/17	426,878
400,000	Bank of America NA, 5.300%, 3/15/17	416,452
200,000	Barclays Bank PLC, 2.750%, 2/23/15	201,345
40,000	Barclays Bank PLC, 6.750%, 5/22/19	46,662
500,000	Barclays Bank PLC, Series 1, 5.000%, 9/22/16	542,980
915,000	BB&T Corp. MTN, 6.850%, 4/30/19	1,153,922
45,000	Bear Stearns Cos LLC (The), 5.300%, 10/30/15††	48,832
150,000	Bear Stearns Cos LLC (The), 5.700%, 11/15/14††	162,314
30,000	Bear Stearns Cos LLC (The), 6.400%, 10/2/17††	34,595
500,000	Berkshire Hathaway Finance Corp., 5.000%, 8/15/13	524,174
375,000	Berkshire Hathaway Finance Corp., 5.400%, 5/15/18	442,878
1,200,000	Boston Properties LP, 3.850%, 2/1/23	1,211,273
345,000	Capital One Bank USA NA, 8.800%, 7/15/19	434,476
175,000	Citigroup, Inc., 4.500%, 1/14/22	180,749
175,000	Citigroup, Inc., 5.850%, 8/2/16	189,995
40,000	CME Group, Inc., 5.750%, 2/15/14	43,125
30,000	Countrywide Financial Corp., 6.250%, 5/15/16	31,224
180,000	Fifth Third Bancorp, 3.625%, 1/25/16	189,856
200,000	Ford Motor Credit Co. LLC, 5.875%, 8/2/21	222,502
110,000	Genworth Financial, Inc., 5.750%, 6/15/14	111,781
315,000	Goldman Sachs Group, Inc. (The), 5.350%, 1/15/16	330,751
500,000	Goldman Sachs Group, Inc. (The), 5.625%, 1/15/17	524,451
35,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/1/18	37,943
255,000	HCP, Inc., 5.650%, 12/15/13	269,324
485,000	HSBC Finance Corp., 5.500%, 1/19/16	525,229
250,000	Jefferies Group, Inc., 8.500%, 7/15/19	271,250
385,000	JPMorgan Chase & Co., 5.125%, 9/15/14	409,018
275,000	JPMorgan Chase & Co., 5.375%, 10/1/12	278,245
100,000	KeyBank NA, 5.800%, 7/1/14	107,199
530,000	KeyCorp. MTN, 6.500%, 5/14/13	555,143
470,000	KimCo. Realty Corp., 5.700%, 5/1/17	520,524
215,000	Merrill Lynch & Co., Inc., 6.400%, 8/28/17(A)	233,866
20,000	MetLife, Inc., 5.000%, 6/15/15	21,988
125,000	Morgan Stanley MTN, 5.500%, 1/26/20	122,428
1,200,000	PNC Funding Corp., 5.625%, 2/1/17	1,335,193
125,000	Principal Life Income Funding Trusts MTN, 5.100%, 4/15/14	133,648
535,000	ProLogis LP, 7.625%, 8/15/14	588,509
30,000	Prudential Financial, Inc. MTN, 4.750%, 9/17/15	32,298
125,000	Prudential Financial, Inc. MTN, Ser B, 4.750%, 4/1/14	131,467
25,000	Simon Property Group LP, 5.750%, 12/1/15	27,933
200,000	SunTrust Banks, Inc., 5.250%, 11/5/12	202,889
150,000	Toyota Motor Credit Corp. MTN, 3.200%, 6/17/15	159,325
100,000	Travelers Cos, Inc. (The), 5.500%, 12/1/15	112,860
1,000,000	Travelers Cos, Inc. (The), 5.900%, 6/2/19	1,243,083
185,000	Wachovia Bank NA, 5.000%, 8/15/15	201,809
375,000	Wachovia Corp. MTN, 5.750%, 2/1/18	443,563
170,000	Wells Fargo & Co., 4.950%, 10/16/13	178,239
		17,834,039

	Industrials — 5.5%
250,000	Canadian National Railway Co., 4.400%, 3/15/13	256,728
195,000	Caterpillar Financial Services Corp. MTN, 7.150%, 2/15/19	254,502
570,000	Caterpillar, Inc., 1.500%, 6/26/17	570,789
130,000	Dover Corp., 4.875%, 10/15/15	145,201
150,000	Emerson Electric Co., 5.000%, 12/15/14	164,774
150,000	General Dynamics Corp., 4.250%, 5/15/13	154,907
2,000,000	General Electric Capital Corp. MTN, 3.350%, 10/17/16	2,106,814
275,000	General Electric Co., 5.250%, 12/6/17	321,129
140,000	Parker Hannifin Corp. MTN, 5.500%, 5/15/18	167,388
150,000	Pitney Bowes, Inc., 3.875%, 6/15/13	153,447
250,000	United Parcel Service, Inc., 5.500%, 1/15/18	300,342
100,000	United Technologies Corp., 4.875%, 5/1/15	110,684
		4,706,705

12

Touchstone Intermediate Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 48.5% (Continued)

	Consumer Staples — 4.1%
$250,000	Anheuser-Busch InBev Worldwide, Inc., 0.827%, 7/14/14(A)	$251,396
550,000	Coca-Cola Enterprises, Inc., 2.125%, 9/15/15	563,556
25,000	ConAgra Foods, Inc., 7.000%, 4/15/19	30,643
150,000	CostCo. Wholesale Corp., 5.500%, 3/15/17	178,968
25,000	CVS Caremark Corp., 6.600%, 3/15/19	31,176
500,000	General Mills, Inc., 5.200%, 3/17/15	555,031
35,000	General Mills, Inc., 5.650%, 2/15/19	42,247
500,000	Kimberly-Clark Corp., 6.125%, 8/1/17	612,504
25,000	Kraft Foods, Inc., 6.500%, 8/11/17	30,332
30,000	Kroger Co. (The), 6.400%, 8/15/17	35,865
40,000	Procter & Gamble Co. (The), 4.700%, 2/15/19	47,446
921,000	Safeway, Inc., 6.250%, 3/15/14	988,006
20,000	Safeway, Inc., 6.350%, 8/15/17	22,426
120,000	Sysco Corp., 4.200%, 2/12/13	122,497
		3,512,093

	Utilities — 3.6%
20,000	Arizona Public Service Co., 8.750%, 3/1/19	26,451
150,000	Consolidated Edison Co. of NY, Inc., Ser 08-A, 5.850%, 4/1/18	182,786
100,000	Duke Energy Carolinas LLC, 5.300%, 10/1/15	113,655
25,000	Exelon Corp., 4.900%, 6/15/15	27,172
520,000	Exelon Generation Co. LLC, 5.200%, 10/1/19	568,762
115,000	Georgia Power Co., Ser Z, 5.250%, 12/15/15	130,443
360,000	Metropolitan Edison Co., 7.700%, 1/15/19	454,508
20,000	Midamerican Energy Holdings Co., 5.750%, 4/1/18	23,723
310,000	Midamerican Energy Holdings Co., Series D, 5.000%, 2/15/14	329,941
550,000	NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	558,075
125,000	NSTAR Electric Co., 4.875%, 4/15/14	133,384
180,000	Public Service Co. of Colorado, Ser 10, 7.875%, 10/1/12	183,162
140,000	Public Service Electric & Gas Co., MTN, Ser C MTN, 5.375%, 9/1/13	147,158
130,000	Southern California Edison Co. Ser 05-A, 5.000%, 1/15/16	146,912
100,000	TransCanada PipeLines Ltd., 4.875%, 1/15/15	109,217
		3,135,349

	Energy — 3.0%
800,000	Boardwalk Pipelines LP, 5.750%, 9/15/19	878,335
550,000	Energy Transfer Partners LP, 6.700%, 7/1/18	630,879
650,000	Enterprise Products Operating LLC, Ser O, 9.750%, 1/31/14	733,338
320,000	Shell International Finance BV, 4.000%, 3/21/14	338,797
25,000	Valero Energy Corp., 9.375%, 3/15/19	32,856
		2,614,205

	Health Care — 2.9%
150,000	Abbott Laboratories, 5.600%, 11/30/17	181,358
205,000	Abbott Laboratories, 5.875%, 5/15/16	241,722
100,000	Aetna, Inc., 6.000%, 6/15/16	116,125
175,000	AstraZeneca PLC, 5.900%, 9/15/17	210,240
120,000	Baxter International, Inc., 5.900%, 9/1/16	142,627
500,000	Express Scripts, Inc., 3.125%, 5/15/16	520,586
150,000	Genentech, Inc., 4.750%, 7/15/15	165,768
100,000	Medtronic, Inc., Ser B, 4.750%, 9/15/15	112,250
300,000	Pfizer, Inc., 6.200%, 3/15/19	376,005
115,000	UnitedHealth Group, Inc., 5.000%, 8/15/14	124,620
125,000	Wyeth, 5.450%, 4/1/17	147,495
120,000	Wyeth, 5.500%, 2/1/14	129,155
		2,467,951

	Telecommunication Services — 2.8%
145,000	AT&T, Inc., 5.500%, 2/1/18	172,298
110,000	AT&T, Inc., 5.625%, 6/15/16	127,356
140,000	BellSouth Corp., 5.200%, 9/15/14	152,358
550,000	Telefonica Emisiones SAU, 2.582%, 4/26/13	541,780
305,000	Verizon Communications, Inc., 5.500%, 2/15/18	361,013
175,000	Verizon Global Funding Corp., 4.375%, 6/1/13	180,974
690,000	Vodafone Group PLC, 3.375%, 11/24/15	737,177
100,000	Vodafone Group PLC, 5.625%, 2/27/17	117,011
		2,389,967

	Consumer Discretionary — 2.4%
250,000	Board of Trustees of The Leland Stanford Junior University (The), 4.750%, 5/1/19	297,868
20,000	Comcast Corp., 5.875%, 2/15/18	23,650
235,000	Darden Restaurants, Inc., 4.500%, 10/15/21	248,125
500,000	Johnson Controls, Inc., 5.500%, 1/15/16	562,027
100,000	Lowe's Cos, Inc., 5.400%, 10/15/16	115,734
125,000	OmniCom Group, Inc., 5.900%, 4/15/16	144,023
185,000	Target Corp., 5.875%, 7/15/16	219,541

13

Touchstone Intermediate Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 48.5% (Continued)

	Consumer Discretionary — (Continued)
$30,000	Time Warner Cable, Inc., 6.200%, 7/1/13	$31,523
20,000	Time Warner Cable, Inc., 8.250%, 4/1/19	26,134
150,000	Wal-Mart Stores, Inc., 4.500%, 7/1/15	166,246
25,000	Wal-Mart Stores, Inc., 5.800%, 2/15/18	30,808
180,000	Walt Disney Co. (The), 5.500%, 3/15/19	217,654
		2,083,333

	Information Technology — 2.3%
40,000	Dell, Inc., 5.875%, 6/15/19	47,061
250,000	Hewlett-Packard Co., 0.747%, 5/24/13(A)	249,454
200,000	International Business Machines Corp., 7.625%, 10/15/18	266,456
350,000	Motorola Solutions, Inc., 6.000%, 11/15/17	397,524
160,000	Oracle Corp., 3.750%, 7/8/14	169,894
235,000	Oracle Corp., 4.950%, 4/15/13	243,339
550,000	Xerox Corp., 6.400%, 3/15/16	628,967
		2,002,695

	Materials — 1.3%
260,000	Alcoa, Inc., 6.150%, 8/15/20	273,700
140,000	Dow Chemical Co. (The), 5.900%, 2/15/15	156,118
450,000	EI du Pont de Nemours & Co., 3.625%, 1/15/21	490,467
200,000	Praxair, Inc., 5.375%, 11/1/16	234,594
		1,154,879
	Total Corporate Bonds	$41,901,216

	U.S. Treasury Obligations — 33.1%
900,000	U. S. Treasury Inflation Indexed Bonds, 0.125%, 1/15/22	968,021
800,000	U.S. Treasury Bond, 8.750%, 5/15/17	1,106,687
500,000	U.S. Treasury Bond, 11.250%, 2/15/15	640,938
600,000	U.S. Treasury Note, 0.125%, 12/31/13	598,406
1,600,000	U.S. Treasury Note, 0.250%, 2/28/14	1,598,374
7,450,000	U.S. Treasury Note, 0.875%, 4/30/17	7,506,456
1,500,000	U.S. Treasury Note, 1.000%, 8/31/16	1,523,554
1,150,000	U.S. Treasury Note, 1.250%, 10/31/15	1,178,660
100,000	U.S. Treasury Note, 1.375%, 11/30/18	102,281
1,950,000	U.S. Treasury Note, 1.375%, 2/28/19	1,991,133
170,000	U.S. Treasury Note, 1.750%, 3/31/14	174,197
7,400,000	U.S. Treasury Note, 1.750%, 5/15/22	7,460,125
500,000	U.S. Treasury Note, 2.750%, 10/31/13	516,270
3,000,000	U.S. Treasury Note, 4.250%, 11/15/14	3,274,218
	Total U.S. Treasury Obligations	$28,639,320

	U.S. Government Mortgage-Backed Obligations — 9.5%
2,274,618	FHLMC, Pool #C03490, 4.500%, 8/1/40	2,433,143
1,722,917	FHLMC, Pool #G06087, 5.000%, 9/1/40	1,852,071
3,676,195	FNMA, Pool #AE5440, 4.500%, 10/1/40	3,956,525
	Total U.S. Government Mortgage-Backed Obligations	$8,241,739

	U.S. Government Agency Obligations — 3.1%
340,000	FFCB, 5.125%, 8/25/16	394,417
465,000	FHLB, 5.000%, 12/21/15	534,360
275,000	FHLB, 5.375%, 5/18/16	324,246
400,000	FHLMC, 4.500%, 1/15/14	425,372
400,000	FHLMC, 5.125%, 10/18/16	471,088
250,000	FNMA, 2.500%, 5/15/14	259,922
150,000	FNMA, 4.125%, 4/15/14	160,047
125,000	FNMA, 4.625%, 10/15/13	131,942
	Total U.S. Government Agency Obligations	$2,701,394

	Sovereign Government Obligations — 2.7%
100,000	Asian Development Bank MTN, 4.500%, 9/4/12	100,690
500,000	Chile Government International Bond, 5.500%, 1/15/13	511,250
200,000	Deutsche Bank AG/London, 6.000%, 9/1/17	228,238
250,000	Export-Import Bank of Korea, 5.500%, 10/17/12	252,691
180,000	Hydro Quebec, 7.500%, 4/1/16	219,480
125,000	Korea Development Bank, 5.500%, 11/13/12	126,622
110,000	Korea Electric Power Corp., 7.750%, 4/1/13	114,517
250,000	Province of Ontario Canada, 4.750%, 1/19/16	281,932
200,000	Province of Quebec Canada, 4.600%, 5/26/15	222,208
225,000	Republic of Korea, 4.875%, 9/22/14	242,427
	Total Sovereign Government Obligations	$2,300,055

	Commercial Mortgage-Backed Security — 0.6%
450,000	Citigroup Commercial Mortgage Trust, Ser 2006-C5, Class A4, 5.431%, 10/15/49	512,022

Shares

	Investment Fund — 1.9%
1,620,675	Touchstone Institutional Money Market Fund^	$1,620,675

14

Touchstone Intermediate Fixed Income Fund (Continued)

Market
Value

Total Investment Securities —99.4%
(Cost $81,941,607)	$85,916,421

Other Assets in Excess of Liabilities — 0.6%	495,842

Net Assets — 100.0%	$86,412,263

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

††	The issuers and/or sponsors of certain asset-backed securities may no longer exist;however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

MTN -Medium Term Note

LLC - Limited Liability Company

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$41,901,216	$—	$41,901,216
U.S. Treasury Obligations	—	28,639,320	—	28,639,320
U.S. Government Mortgage-Backed Obligations	—	8,241,739	—	8,241,739
U.S. Government Agency Obligations	—	2,701,394	—	2,701,394
Sovereign Government Obligations	—	2,300,055	—	2,300,055
Commerical Mortgage-Backed Security	—	512,022	—	512,022
Investment Fund	1,620,675	—	—	1,620,675
				$85,916,421

See accompanying Notes to Portfolio of Investments.

15

Portfolio of Investments
Touchstone International Fixed Income Fund – June 30, 2012 (Unaudited)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 54.8%
$150,000	Austria Government Bond, 3.200%, 2/20/17	$205,814
400,000	Austria Government Bond, 4.150%, 3/15/37	585,062
650,000	Belgium Government Bond, Ser 56, 3.500%, 3/28/15	873,428
150,000	Bundesrepublik Deutschland, 5.000%, 7/4/12	189,825
280,000	Canadian Government Bond, 4.000%, 6/1/16	304,246
570,000	Canadian Government Bond, 5.000%, 6/1/14	601,817
56,000,000	Development Bank of Japan, 1.700%, 9/20/22	763,030
720,000	Finland Government Bond, 1.750%, 4/15/16	946,943
440,000	France Government Bond OAT, 4.250%, 10/25/23	631,324
250,000	France Government Bond OAT, 5.000%, 10/25/16	365,224
252,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 8/1/23	294,049
1,000,000	Italy Buoni Poliennali Del Tesoro Coupon Strip, 0.000%, 5/1/29	425,897
60,000,000	Japan Finance Organization For Municipalities, 2.000%, 5/9/16	801,719
1,900,000	Mexican Bonos, Ser M10, 7.750%, 12/14/17	161,419
5,000,000	Mexican Bonos, Ser M20, 8.000%, 12/7/23	453,180
3,500,000	Mexican Bonos, Ser M20, 10.000%, 12/5/24	367,628
300,000	Netherlands Government Bond, 2.500%, 1/15/17	402,905
2,500,000	Norway Government Bond, Ser 472, 4.250%, 5/19/17	473,427
1,400,000	South Africa Government Bond, 7.250%, 1/15/20	172,094
1,500,000	South Africa Government Bond, Ser R207, 7.250%, 1/15/20	184,386
4,500,000	Sweden Government Bond, Ser 1049, 4.500%, 8/12/15	718,132
245,000	United Kingdom Gilt, 4.250%, 12/7/40	472,457
280,000	United Kingdom Gilt, 8.000%, 12/7/15	552,497
	Total Sovereign Government Obligations	$10,946,503

	Corporate Bonds — 44.8%

	Financials — 36.8%
20,000,000	Asian Development Bank, 2.350%, 6/21/27	284,652
200,000	Barclays Bank PLC, 5.200%, 7/10/14	210,800
41,000,000	Bayerische Landesbank, 1.400%, 4/22/13	516,342
200,000	Danske Bank A/S, 144A, 3.875%, 4/14/16	196,841
38,000,000	Eksportfinans ASA, 1.600%, 3/20/14	442,971
450,000	European Financial Stability Facility, 2.750%, 7/18/16	601,844
50,000,000	European Investment Bank, 2.150%, 1/18/27	656,690
150,000	European Investment Bank, 6.000%, 12/7/28	301,424
215,000	European Union, 2.750%, 9/21/21	280,997
85,000	European Union, 3.500%, 6/4/21	117,803
300,000	German Postal Pensions Securitisation PLC, 3.375%, 1/18/16	406,239
200,000	ING Bank N.V., 144A, 3.750%, 3/7/17	199,062
100,000	Kreditanstalt fuer Wiederaufbau, 1.500%, 7/30/14	144,520
10,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/37	143,105
230,000	Kreditanstalt fuer Wiederaufbau, 3.375%, 1/18/21	326,289
1,650,000,000	Kreditanstalt fuer Wiederaufbau, 7.500%, 7/17/12	175,498
70,000,000	Landwirtschaftliche Rentenbank, 1.375%, 4/25/13	883,800
100,000	LCR Finance PLC, 4.500%, 12/7/28	187,671
400,000	Merrill Lynch & Co., Inc., 0.973%, 5/30/14(A)	482,363
300,000	Northern Rock Asset Management PLC, 3.875%, 11/16/20	388,665
200,000	Oschadbank Via SSB #1 PLC, 8.250%, 3/10/16	169,000
1,000,000	Stadshypotek AB, Ser 1576, 6.000%, 3/18/15	159,663
50,000	Swedbank Hypotek AB, 2.500%, 1/21/13	63,937
		7,340,176

	Industrials — 3.6%
1,300,000	China Petroleum & Chemical Corp., 0.000%, 4/24/14	194,130
100,000	Industrivarden AB, 2.500%, 2/27/15	142,496
100,000	Rexel SA, 7.000%, 12/17/18	132,878
200,000	Xefin Lux SCA, 8.000%, 6/1/18	240,445
		709,949

	Communications — 3.3%
100,000	ITV PLC, 4.000%, 11/9/16	213,583
200,000	WPP PLC, 5.750%, 5/19/14	439,304
		652,887

	Information Technology — 0.5%
200,000	Cap Gemini SA, 0.000%, 1/1/14	96,608

	Telecommunication Services — 0.3%
50,000	Ziggo Finance BV, 6.125%, 11/15/17	67,546

	Materials — 0.3%
50,000	Smurfit Kappa Funding PLC, 7.750%, 4/1/15	64,224
	Total Corporate Bonds	$8,931,390

16

Touchstone International Fixed Income Fund (Continued)

Market
Value

Total Investment Securities —99.6%
(Cost $20,207,552)	$19,877,893

Other Assets in Excess of Liabilities — 0.4%	82,797

Net Assets — 100.0%	$19,960,690

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

Portfolio Abbreviations:

AUD - Australian Dollar	JPY - Japanese Yen

CAD - Canadian Dollar	KRW - South Korean Won

CHF - Swiss Franc	MXN - Mexican Peso

EUR - Euro	NZD - New Zealand Dollar

GBP - British Pound	PLC - Public Limited Company

HKD - Hong Kong Dollar	PLN - Polish Zloty

IDR - Indonesian Rupiah	SEK - Sweden Krona

INR - Indian Rupee	ZAR - South African Rand

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the securities Act of 1933. This security may be sold in transactions exempt from registraction, normally to qualified insitutional buyers. At June 30, 2012, these securites was valued at $395,903 or 2.0% of net assets. These securites were deemed liquid pursuant to procedures approved b the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Sovereign Government Obligations	$—	$10,946,503	$—	$10,946,503
Corporate Bonds	—	8,931,390	—	8,931,390
Common Stocks	—	—	—	—
				$19,877,893

	Level 1	Level 2	Level 3	Total

Other Financial Instruments*
Assets:
Forward Currency Contracts	$—	$231,073	$—	$231,073
Liabilities:
Forward Currency Contracts	$—	$(246,683)	$—	$(246,683)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

17

Touchstone International Fixed Income Fund (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	07/06/2012	CAD	189,000	USD	185,394	$—
Brown Brothers Harriman	07/06/2012	EUR	702,000	USD	890,873	—
Brown Brothers Harriman	07/06/2012	GBP	381,500	USD	598,364	—
Brown Brothers Harriman	07/06/2012	USD	185,611	CAD	189,000	(3,259)
Brown Brothers Harriman	07/06/2012	USD	888,434	EUR	702,000	(20,302)
Brown Brothers Harriman	07/06/2012	USD	501,159	GBP	320,000	(8,688)
Brown Brothers Harriman	07/06/2012	USD	96,316	GBP	61,500	(2,154)
Brown Brothers Harriman	07/06/2012	USD	180,844	ZAR	1,480,000	(8,699)
Brown Brothers Harriman	07/06/2012	ZAR	1,480,000	USD	180,962	—
Brown Brothers Harriman	07/11/2012	AUD	226,000	CAD	230,610	4,591
Brown Brothers Harriman	07/11/2012	AUD	260,000	GBP	166,843	4,505
Brown Brothers Harriman	07/11/2012	CAD	200,000	CHF	181,600	5,008
Brown Brothers Harriman	07/11/2012	CHF	100,000	EUR	83,152	147
Brown Brothers Harriman	07/11/2012	CHF	170,000	JPY	15,450,875	(14,169)
Brown Brothers Harriman	07/11/2012	EUR	367,512	NZD	600,000	(15,136)
Brown Brothers Harriman	07/11/2012	EUR	1,600,000	USD	2,025,004	(90,292)
Brown Brothers Harriman	07/11/2012	GBP	416,925	EUR	500,000	20,134
Brown Brothers Harriman	07/11/2012	GBP	125,000	SEK	1,323,875	4,468
Brown Brothers Harriman	07/11/2012	HKD	1,500,000	EUR	144,925	9,937
Brown Brothers Harriman	07/11/2012	HKD	1,594,000	USD	205,475	103
Brown Brothers Harriman	07/11/2012	IDR	1,700,000,000	JPY	13,934,426	6,354
Brown Brothers Harriman	07/11/2012	INR	11,000,000	JPY	17,490,000	(22,346)
Brown Brothers Harriman	07/11/2012	JPY	40,969,800	AUD	486,000	15,791
Brown Brothers Harriman	07/11/2012	JPY	7,744,340	GBP	59,000	4,500
Brown Brothers Harriman	07/11/2012	JPY	15,111,111	IDR	1,700,000,000	8,369
Brown Brothers Harriman	07/11/2012	JPY	33,000,000	SEK	2,662,686	28,161
Brown Brothers Harriman	07/11/2012	JPY	171,165,750	USD	2,141,691	41,691
Brown Brothers Harriman	07/11/2012	JPY	145,140,000	USD	1,816,047	46,046
Brown Brothers Harriman	07/11/2012	JPY	80,542,500	USD	1,007,778	7,778
Brown Brothers Harriman	07/11/2012	KRW	167,000,000	USD	145,682	(2,237)
Brown Brothers Harriman	07/11/2012	MXN	5,000,000	JPY	31,935,000	(25,217)
Brown Brothers Harriman	07/11/2012	MXN	218,289	USD	16,344	(656)
Brown Brothers Harriman	07/11/2012	NZD	366,972	USD	293,504	(6,496)
Brown Brothers Harriman	07/11/2012	PLN	834,800	EUR	200,000	(2,941)
Brown Brothers Harriman	07/11/2012	PLN	1,400,000	USD	419,571	12,358
Brown Brothers Harriman	07/11/2012	USD	189,844	EUR	150,000	10,271
Brown Brothers Harriman	07/11/2012	USD	1,499,139	JPY	119,812,500	861
Brown Brothers Harriman	07/11/2012	USD	419,571	PLN	1,400,000	(24,091)
Brown Brothers Harriman	08/03/2012	USD	185,280	CAD	189,000	—
Brown Brothers Harriman	08/03/2012	USD	891,056	EUR	702,000	—
Brown Brothers Harriman	08/03/2012	USD	598,322	GBP	381,500	—
Brown Brothers Harriman	08/03/2012	USD	180,213	ZAR	1,480,000	—
						$(15,610)

See accompanying Notes to Portfolio of Investments.

18

Portfolio of Investments
Touchstone Large Cap Relative Value Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.0%

Financials — 26.1%
Aflac, Inc.	5,400	$229,986
American Tower Corp. REIT	6,800	475,388
Bank of America Corp.	18,800	153,784
Boston Properties, Inc. REIT	3,100	335,947
CBRE Group, Inc. - Class A*	14,900	243,764
Chubb Corp. (The)	5,600	407,792
Goldman Sachs Group, Inc. (The)	3,300	316,338
IntercontinentalExchange, Inc.*	1,900	258,362
JPMorgan Chase & Co.	9,000	321,570
Morgan Stanley	18,800	274,292
Northern Trust Corp.	7,700	354,354
Travelers Cos, Inc. (The)	6,400	408,576
Wells Fargo & Co.	13,900	464,816
		4,244,969

Consumer Discretionary — 17.0%
Carnival Corp.	5,300	181,631
Comcast Corp. - Class A	11,500	367,655
Darden Restaurants, Inc.	8,400	425,292
Johnson Controls, Inc.	8,900	246,619
Target Corp.	3,900	226,941
TJX Cos, Inc.	13,200	566,676
Walt Disney Co. (The)	8,000	388,000
Yum! Brands, Inc.	5,600	360,752
		2,763,566

Information Technology — 14.1%
Automatic Data Processing, Inc.	5,800	322,828
Corning, Inc.	18,100	234,033
Flextronics International Ltd. (Singapore)*	53,200	329,840
Intel Corp.	20,400	543,660
International Business Machines Corp.	3,200	625,856
Xerox Corp.	29,600	232,952
		2,289,169

Energy — 12.9%
Apache Corp.	2,600	228,514
Devon Energy Corp.	4,600	266,754
Exxon Mobil Corp.	6,064	518,896
Newfield Exploration Co.*	3,500	102,585
Occidental Petroleum Corp.	6,300	540,351
Schlumberger Ltd.	4,400	285,604
Transocean Ltd. (Switzerland)*	3,300	147,609
		2,090,313

Industrials — 12.5%
Boeing Co. (The)	4,800	356,640
Cummins, Inc.	5,200	503,932
General Dynamics Corp.	5,500	362,780
Norfolk Southern Corp.	5,200	373,204
Union Pacific Corp.	3,600	429,516
		2,026,072

Health Care — 8.2%
CR Bard, Inc.	1,800	193,392
Express Scripts Holding Co.*	8,800	491,304
UnitedHealth Group, Inc.	6,200	362,700
WellPoint, Inc.	4,600	293,434
		1,340,830

Utilities — 4.7%
Duke Energy Corp.	9,000	207,540
Exelon Corp.	5,700	214,434
Southern Co. (The)	7,500	347,250
		769,224

Materials — 2.5%
Freeport-McMoRan Copper & Gold, Inc.	12,000	408,840

Consumer Staples — 2.0%
Kimberly-Clark Corp.	3,800	318,326
Total Common Stocks		$16,251,309

Total Investment Securities —100.0%
(Cost $16,017,367)		$16,251,309

Liabilities in Excess of Other Assets — 0.0%		(7,315)

Net Assets — 100.0%		$16,243,994

*	Non-income producing security.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$16,251,309	$—	$—	$16,251,309

See accompanying Notes to Portfolio of Investments.

19

Portfolio of Investments
Touchstone Market Neutral Equity Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 101.0%

Information Technology — 22.6%
Activision Blizzard, Inc.	11,700	$140,283
Actuate Corp.*	23,800	164,934
Adobe Systems, Inc.*	4,100	132,717
Amdocs Ltd.*	17,000	505,240
Amtech Systems, Inc.*	18,700	70,312
Ancestry.com, Inc.*	11,900	327,607
Arris Group, Inc.*	12,900	179,439
BMC Software, Inc.*	6,700	285,956
CA, Inc.	18,500	501,165
CACI International, Inc. - Class A*	8,600	473,172
Comtech TeleCommunications Corp.	4,400	125,752
CoreLogic, Inc.*	8,400	153,804
Dice Holdings, Inc.*	25,200	236,628
Ebix, Inc.	11,900	237,405
F5 Networks, Inc.*	1,500	149,340
Fair Isaac Corp.	4,600	194,488
IAC/InterActiveCorp.	7,500	342,000
Intuit, Inc.	7,900	468,865
Lender Processing Services, Inc.	5,600	141,568
LSI Corp.*	51,900	330,603
Monolithic Power Systems, Inc.*	12,700	252,349
Motorola Solutions, Inc.	5,900	283,849
NCR Corp.*	8,600	195,478
Net 1 UEPS Technologies, Inc.*	24,100	201,717
NeuStar, Inc. - Class A*	9,900	330,660
Plantronics, Inc.	8,400	280,560
Quest Software, Inc.*	7,300	203,305
SAIC, Inc.	42,300	512,676
Symantec Corp.*	27,200	397,392
Total System Services, Inc.	16,500	394,845
Unisys Corp.*	16,700	326,485
United Online, Inc.	75,900	320,298
VeriSign, Inc.*	5,800	252,706
Visa, Inc. - Class A	1,900	234,897
Websense, Inc.*	23,100	432,663
XO Group, Inc.*	26,500	235,055
Xyratex Ltd.	13,000	147,030
		10,163,243

Consumer Discretionary — 17.2%
Aaron's, Inc.*	11,600	328,396
Aeropostale, Inc.*	11,200	199,696
ANN, Inc.*	6,100	155,489
Apollo Group, Inc. - Class A*	4,400	159,236
Arctic Cat, Inc.*	12,900	471,624
Bally Technologies, Inc.*	3,700	172,642
Best Buy Co., Inc.	16,500	345,840
Capella Education Co.*	8,900	309,364
CBS Corp. - Class B	5,900	193,402
Coach, Inc.	6,600	385,968
Destination Maternity Corp.	9,400	203,040
DIRECTV - Class A*	10,200	497,964
Discovery Communications, Inc. - Class A*	3,300	178,200
Gap, Inc. (The)	9,800	268,128
Grand Canyon Education, Inc.*	8,200	171,708
Hot Topic, Inc.	13,900	134,691
Interpublic Group of Cos, Inc. (The)	43,500	471,975
Interval Leisure Group, Inc.	18,500	351,685
ITT Educational Services, Inc.*	2,600	157,950
Kirkland's, Inc.*	12,400	139,500
Lululemon Athletica, Inc.*	4,100	244,483
Newell Rubbermaid, Inc.	13,800	250,332
Oxford Industries, Inc.	3,000	134,100
Papa John's International, Inc.*	7,500	356,775
PetMed Express, Inc.	40,000	486,400
Ralph Lauren Corp.	1,000	140,060
Vera Bradley, Inc.*	13,500	284,580
Wyndham Worldwide Corp.	9,800	516,852
		7,710,080

Health Care — 13.4%
Aetna, Inc.	9,300	360,561
Allos Therapeutics, Inc.*	161,100	288,369
AMAG Pharmaceuticals, Inc.*	19,700	303,380
Amedisys, Inc.*	21,800	271,410
AmerisourceBergen Corp.	4,100	161,335
Auxilium Pharmaceuticals, Inc.*	7,300	196,297
Charles River Laboratories International, Inc.*	9,500	311,220
Community Health Systems, Inc.*	15,600	437,268
Cyberonics, Inc.*	3,100	139,314
Express Scripts Holding Co.*	1,863	104,011
Health Net, Inc.*	11,700	283,959
Hill-Rom Holdings, Inc.	9,400	289,990
Lincare Holdings, Inc.	7,900	268,758
Magellan Health Services, Inc.*	9,100	412,503
McKesson Corp.	2,500	234,375
Myriad Genetics, Inc.*	11,400	270,978
Sun Healthcare Group, Inc.*	35,000	292,950
Tenet Healthcare Corp.*	26,100	136,764
Thoratec Corp.*	6,200	208,196
Triple-S Management Corp. - Class B*	8,500	155,380
UnitedHealth Group, Inc.	3,300	193,050
Warner Chilcott PLC - Class A*	13,600	243,712
WellPoint, Inc.	5,800	369,982
XenoPort, Inc.*	18,400	111,136
		6,044,898

Financials — 13.0%
Banco Latinoamericano De Comerico
Exterior SA - Class E	18,700	400,741
CapitalSource, Inc.	21,000	141,120
Capitol Federal Financial, Inc.	9,000	106,920
Erie Indemnity Co. - Class A	2,400	171,864
Fifth Third Bancorp.	13,500	180,900
First Citizens BancShares, Inc. - Class A	500	83,325
FirstMerit Corp.	10,500	173,460
Greenhill & Co., Inc.	6,600	235,290
Huntington Bancshares, Inc.	66,700	426,880
International Bancshares Corp.	16,600	324,032
KeyCorp	39,200	303,408
Montpelier Re Holdings Ltd.	13,800	293,802

20

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — 101.0% (Continued)

Financials — (Continued)
Moody's Corp.	3,600	$131,580
National Health Investors, Inc. REIT	6,900	351,348
Netspend Holdings, Inc.*	25,400	233,426
Oritani Financial Corp.	18,200	261,898
PNC Financial Services Group, Inc.	2,500	152,775
Provident Financial Services, Inc.	26,100	400,635
Public Storage REIT	1,300	187,733
Renaissancere Holdings Ltd.	3,800	288,838
T Rowe Price Group, Inc.	4,300	270,728
UMB Financial Corp.	7,100	363,733
Washington Federal, Inc.	21,100	356,379
		5,840,815

Energy — 12.5%
Chevron Corp.	1,300	137,150
ConocoPhillips	3,500	195,580
Dresser-Rand Group, Inc.*	5,100	227,154
Exxon Mobil Corp.	3,100	265,267
Gran Tierra Energy, Inc.*	43,600	214,076
Gulf Island Fabrication, Inc.	5,300	149,513
Helix Energy Solutions Group, Inc.*	14,300	234,663
Hess Corp.	4,100	178,145
Marathon Oil Corp.	6,300	161,091
Marathon Petroleum Corp.	3,150	141,498
Matrix Service Co.*	11,700	132,795
Murphy Oil Corp.	9,700	487,813
Nexen, Inc.	10,300	173,967
Oceaneering International, Inc.	5,200	248,872
Patterson-UTI Energy, Inc.	15,400	224,224
Phillips 66*	1,750	58,170
SEACOR Holdings, Inc.*	3,300	294,954
Sunoco, Inc.	10,100	479,750
Tesoro Corp.*	12,000	299,520
Unit Corp*	10,700	394,723
Vaalco Energy, Inc.*	22,400	193,312
Valero Energy Corp.	22,100	533,715
Western Refining, Inc.	7,700	171,479
		5,597,431

Industrials — 9.4%
Alliant Techsystems, Inc.	4,100	207,337
Amerco, Inc.	1,300	116,961
Chicago Bridge & Iron Co. NV	8,800	334,048
Copart, Inc.*	14,600	345,874
Corporate Executive Board Co. (The)	10,000	408,800
Delta Air Lines, Inc.*	15,200	166,440
Equifax, Inc.	6,300	293,580
Foster Wheeler AG*	8,300	143,839
JB Hunt Transport Services, Inc.	4,300	256,280
Lennox International, Inc.	9,100	424,333
Lockheed Martin Corp.	1,600	139,328
Meritor, Inc.*	26,400	137,808
Northrop Grumman Corp.	2,800	178,612
Oshkosh Corp.*	6,300	131,985
Resources Connection, Inc.	12,300	151,290
Toro Co.	5,500	403,095
WABCO Holdings, Inc.*	7,500	396,975
		4,236,585

Materials — 8.7%
Agrium, Inc.	5,700	504,279
Airgas, Inc.	2,900	243,629
CF Industries Holdings, Inc.	1,700	329,358
Domtar Corp.	2,000	153,420
Eastman Chemical Co.	4,800	241,776
Freeport-McMoRan Copper & Gold, Inc.	4,300	146,501
HB Fuller Co.	5,900	181,130
Minerals Technologies, Inc.	4,800	306,144
Myers Industries, Inc.	10,400	178,464
Packaging Corp. of America	7,400	208,976
PPG Industries, Inc.	3,200	339,584
Schweitzer-Mauduit International, Inc.	2,400	163,536
Sherwin-Williams Co. (The)	3,100	410,285
Valspar Corp.	9,600	503,904
		3,910,986

Telecommunication Services — 1.7%
Cbeyond, Inc.*	23,600	159,772
Neutral Tandem, Inc.*	22,000	289,960
Verizon Communications, Inc.	7,100	315,524
		765,256

Utilities — 1.6%
Alliant Energy Corp.	3,000	136,710
Edison International	3,800	175,560
Entergy Corp.	4,000	271,560
Public Service Enterprise Group, Inc.	4,600	149,500
		733,330

Consumer Staples — 0.9%
Dean Foods Co.*	11,500	195,845
Lorillard, Inc.	1,600	211,120
		406,965
Total Common Stocks		$45,409,589

Total Long Positions
(Cost $41,966,094)		$45,409,589

Securities Sold Short — (101.5%)

Common Stocks — (101.5%)

Information Technology — (19.5%)
Aruba Networks, Inc.*	(5,500)	(82,775)
Aspen Technology, Inc.*	(6,100)	(141,215)
Bottomline Technologies, Inc.*	(23,300)	(420,565)
BroadSoft, Inc.*	(11,100)	(321,456)
Cavium, Inc.*	(14,800)	(414,400)
Cognizant Technology Solutions Corp.*	(2,700)	(162,000)
Compuware Corp.*	(17,300)	(160,717)
comScore, Inc.*	(7,100)	(116,866)
Concur Technologies, Inc.*	(3,200)	(217,920)
Constant Contact, Inc.*	(10,300)	(184,164)
DealerTrack Holdings, Inc.*	(5,600)	(168,616)

21

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — (101.5%) (Continued)

Information Technology — (Continued)
EchoStar Corp.*	(5,100)	$(134,742)
Equinix, Inc.*	(2,400)	(421,560)
Fortinet, Inc.*	(5,400)	(125,388)
Informatica Corp.*	(4,200)	(177,912)
InterDigital, Inc.	(4,900)	(144,599)
Kenexa Corp.*	(5,600)	(162,568)
Limelight Networks, Inc.*	(71,300)	(208,909)
Liquidity Services, Inc.*	(2,500)	(127,975)
Maxwell Technologies, Inc.*	(29,900)	(196,144)
Microchip Technology, Inc.	(13,600)	(449,888)
MicroStrategy, Inc. - Class A*	(1,300)	(168,818)
NetSuite, Inc.*	(6,900)	(377,913)
Opnet Technologies, Inc.	(5,700)	(151,563)
Pegasystems, Inc.	(4,400)	(145,112)
QLIK Technologies, Inc.*	(6,500)	(143,780)
QLogic Corp.*	(14,500)	(198,505)
Rackspace Hosting, Inc.*	(3,500)	(153,790)
RealPage, Inc.*	(7,100)	(164,436)
Rosetta Stone, Inc.*	(12,500)	(173,000)
Salesforce.com, Inc.*	(2,900)	(400,954)
ServiceSource International, Inc.*	(38,900)	(538,765)
Sina Corp.*	(2,200)	(113,982)
Sourcefire, Inc.*	(2,600)	(133,640)
TiVo, Inc.*	(13,700)	(113,299)
Ultimate Software Group, Inc.*	(3,300)	(294,096)
Universal Display Corp.*	(4,700)	(168,918)
Viasat, Inc.*	(10,500)	(396,585)
VMware, Inc.*	(1,600)	(145,664)
WebMD Health Corp.*	(11,300)	(231,763)
		(8,754,962)

Consumer Discretionary — (18.9%)
Amazon.com, Inc.*	(600)	(137,010)
Arcos Dorados Holdings, Inc.	(10,800)	(159,624)
Callaway Golf Co.	(45,400)	(268,314)
Caribou Coffee Co., Inc.*	(9,400)	(121,354)
CarMax, Inc.*	(20,400)	(529,176)
Carnival Corp.	(11,700)	(400,959)
Deckers Outdoor Corp.*	(4,200)	(184,842)
DreamWorks Animation SKG, Inc.*	(9,300)	(177,258)
Gentex Corp.	(12,000)	(250,440)
Gildan Activewear, Inc.	(6,100)	(167,872)
Hanesbrands, Inc.*	(9,700)	(268,981)
Hyatt Hotels Corp. - Class A*	(14,200)	(527,672)
Iconix Brand Group, Inc.*	(28,700)	(501,389)
JC Penney Co., Inc.*	(21,100)	(491,841)
Johnson Controls, Inc.	(3,800)	(105,298)
Jos A Bank Clothiers, Inc.*	(3,700)	(157,102)
K12, Inc.*	(16,800)	(391,440)
Krispy Kreme Doughnuts, Inc.*	(21,400)	(136,746)
Lennar Corp. - Class A	(7,600)	(234,916)
Meritage Homes Corp.*	(9,900)	(336,006)
Monro Muffler Brake, Inc.	(10,500)	(349,020)
Pep Boys-Manny Moe & Jack (The)*	(31,200)	(308,880)
Quiksilver, Inc.*	(60,800)	(141,664)
Royal Caribbean Cruises Ltd.	(6,300)	(163,989)
Ruby Tuesday, Inc.*	(31,900)	(217,239)
Shaw Communications, Inc. - Class B	(25,700)	(485,987)
Standard Pacific Corp.*	(26,800)	(165,892)
Stein Mart, Inc.*	(25,800)	(205,110)
Tiffany & Co.	(6,900)	(365,355)
Vail Resorts, Inc.	(10,700)	(535,856)
		(8,487,232)

Financials — (14.5%)
Bank of America Corp.	(21,600)	(176,688)
Brookfield Asset Management, Inc.	(4,300)	(142,330)
Cincinnati Financial Corp.	(9,300)	(354,051)
Community Bank System, Inc.	(18,700)	(507,144)
First Horizon National Corp.	(15,300)	(132,345)
Flagstone Reinsurance Holdings SA	(22,200)	(177,822)
FNB Corp.	(20,100)	(218,487)
Iberiabank Corp.	(5,900)	(297,655)
Morgan Stanley	(18,000)	(262,620)
National Retail Properties, Inc., REIT	(11,100)	(314,019)
NBT Bancorp, Inc.	(23,400)	(505,206)
New York Community Bancorp, Inc.	(19,200)	(240,576)
Old Republic International Corp.	(13,800)	(114,402)
Plum Creek Timber Co., Inc., REIT	(8,700)	(345,390)
Potlatch Corp., REIT	(4,900)	(156,506)
S&T Bancorp, Inc.	(16,500)	(304,755)
Signature Bank*	(6,600)	(402,402)
SL Green Realty Corp., REIT	(2,200)	(176,528)
State Bank Financial Corp.*	(9,900)	(150,084)
TCF Financial Corp.	(32,500)	(373,100)
United Bankshares, Inc.	(17,300)	(447,724)
Valley National Bancorp	(42,630)	(451,878)
Westamerica Bancorporation	(5,800)	(273,702)
		(6,525,414)

Health Care — (14.3%)
Accretive Health, Inc.*	(21,500)	(235,640)
Akorn, Inc.*	(11,300)	(178,201)
Antares Pharma, Inc.*	(55,400)	(201,656)
athenahealth, Inc.*	(1,700)	(134,589)
AVEO Pharmaceuticals, Inc.*	(12,000)	(145,920)
Becton Dickinson and Co.	(2,900)	(216,775)
Brookdale Senior Living, Inc.*	(31,000)	(549,940)
Cerner Corp.*	(5,400)	(446,364)
DENTSPLY International, Inc.	(13,100)	(495,311)
DexCom, Inc.*	(14,800)	(191,808)
Emeritus Corp.*	(19,000)	(319,770)
Halozyme Therapeutics, Inc.*	(16,900)	(149,734)
HealthStream, Inc.*	(10,900)	(283,400)
HeartWare International, Inc.*	(3,200)	(284,160)
HMS Holdings Corp.*	(18,100)	(602,911)
IPC Hospitalist Co., Inc. (The)*	(11,100)	(503,052)
Landauer, Inc.	(5,300)	(303,849)
Medidata Solutions, Inc.*	(11,400)	(372,438)
MEDNAX, Inc.*	(5,400)	(370,116)
Perrigo Co.	(1,300)	(153,309)
PSS World Medical, Inc.*	(7,100)	(149,029)

22

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — (101.5%) (Continued)

Health Care — (Continued)
Quality Systems, Inc.	(5,100)	$(140,301)
		(6,428,273)

Energy — (12.6%)
Abraxas Petroleum Corp.*	(27,600)	(88,044)
Arch Coal, Inc.	(17,000)	(117,130)
Cabot Oil & Gas Corp.	(6,800)	(267,920)
Carrizo Oil & Gas, Inc.*	(7,600)	(178,676)
Cheniere Energy, Inc.*	(8,500)	(125,290)
Chesapeake Energy Corp.	(13,500)	(251,100)
Enbridge, Inc.	(12,900)	(514,968)
EQT Corp.	(4,600)	(246,698)
EXCO Resources, Inc.	(24,900)	(188,991)
Forest Oil Corp.*	(16,700)	(122,411)
Golar Lng Ltd.	(5,900)	(222,430)
Gulfport Energy Corp.*	(4,100)	(84,583)
Magnum Hunter Resources Corp.*	(38,200)	(159,676)
Northern Oil and Gas, Inc.*	(11,100)	(176,934)
Petroquest Energy, Inc.*	(26,500)	(132,500)
Pioneer Natural Resources Co.	(1,600)	(141,136)
Quicksilver Resources, Inc.*	(58,300)	(315,986)
Range Resources Corp.	(2,200)	(136,114)
Resolute Energy Corp.*	(59,600)	(570,372)
SandRidge Energy, Inc.*	(16,100)	(107,709)
Seadrill Ltd.	(11,700)	(415,584)
Spectra Energy Corp.	(6,800)	(197,608)
TransCanada Corp.	(12,200)	(511,180)
Ultra Petroleum Corp.*	(17,800)	(410,646)
		(5,683,686)

Industrials — (9.6%)
ABM Industries, Inc.	(9,600)	(187,776)
Advisory Board Co. (The)*	(5,000)	(247,950)
Albany International Corp. - Class A	(10,900)	(203,939)
Alexander & Baldwin Holdings, Inc.	(4,700)	(250,275)
General Electric Co.	(5,500)	(114,620)
Genesee & Wyoming, Inc. - Class A*	(5,100)	(269,484)
Geo Group, Inc. (The)*	(6,800)	(154,496)
IHS, Inc.*	(3,500)	(377,055)
Interface, Inc.	(9,700)	(132,211)
Mobile Mini, Inc.*	(30,200)	(434,880)
Nielsen Holdings N.V.*	(8,400)	(220,248)
Pall Corp.	(2,100)	(115,101)
Polypore International, Inc.*	(3,600)	(145,404)
Precision Castparts Corp.	(1,200)	(197,388)
Ritchie Bros Auctioneers, Inc.	(8,400)	(178,500)
TransDigm Group, Inc.*	(1,800)	(241,740)
Waste Connections, Inc.	(16,000)	(478,720)
Waste Management, Inc.	(10,200)	(340,680)
		(4,290,467)

Materials — (8.0%)
Balchem Corp.	(15,100)	(492,411)
Compass Minerals International, Inc.	(6,300)	(480,564)
Ecolab, Inc.	(7,300)	(500,269)
International Flavors & Fragrances, Inc.	(7,200)	(394,560)
Martin Marietta Materials, Inc.	(3,900)	(307,398)
Potash Corp. of Saskatchewan, Inc.	(4,400)	(192,236)
Praxair, Inc.	(1,700)	(184,841)
Sigma-Aldrich Corp.	(7,100)	(524,903)
Texas Industries, Inc.	(5,600)	(218,456)
Worthington Industries, Inc.	(14,500)	(296,815)
		(3,592,453)

Utilities — (1.6%)
Atlantic Power Corp.*	(35,600)	(456,036)
Southern Co. (The)	(2,900)	(134,270)
UGI Corp.	(4,700)	(138,321)
		(728,627)

Consumer Staples — (1.4%)
Chiquita Brands International, Inc.*	(26,800)	(134,000)
Dole Food Co., Inc.*	(18,800)	(165,064)
Flowers Foods, Inc.	(6,900)	(160,287)
United Natural Foods, Inc.*	(3,300)	(181,038)
		(640,389)

Telecommunication Services — (1.1%)
8x8, Inc.*	(33,400)	(140,280)
CenturyLink, Inc.	(6,300)	(248,787)
NII Holdings, Inc.*	(11,700)	(119,691)
		(508,758)
Total Common Stocks		$(45,640,261)

Total Securities Sold Short
(Proceeds $(43,478,793))		$(45,640,261)

Total Investment Securities —(0.5)%
(Cost $(1,512,699))		$(230,672)

Cash Collateral for Securities Sold Short— 102.5%		46,115,559

Liabilities in Excess of Other Assets — (2.0%)		(913,557)

Net Assets — 100.0%		$44,971,330

*	Non-income producing security.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

23

Touchstone Market Neutral Equity Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$45,409,589	$—	$—	$45,409,589

Liabilities:
Securities Sold Short
Common Stocks	$(45,640,261)	$—	$—	$(45,640,261)

See accompanying Notes to Portfolios of Investments.

24

Portfolio of Investments
Touchstone Merger Arbitrage Fund – June 30, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 1.8%

	Consumer Discretionary — 0.8%
$1,935,000	Peninsula Gaming LLC / Peninsula Gaming Corp., 10.750%, 8/15/17	$2,205,900

	Financials — 0.5%
1,150,000	Leucadia National Corp., 8.125%, 9/15/15	1,289,437

	Utilities — 0.5%
1,085,000	AES Corp. (The), 8.000%, 10/15/17	1,234,188
	Total Corporate Bonds	$4,729,525

	Commercial Mortgage-Backed Security — 0.4%
950,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-1, Class AMFX, 5.482%, 1/15/49(A)	971,089

	Asset-Backed Securities — 0.8%
996,250	Dominos Pizza Master Issuer LLC, Ser 2012-1A, Class A2, 144a, 5.216%, 1/25/42	1,038,853
967,500	Sonic Capital LLC, Ser 2011-1A, Class A2, 144a, 5.438%, 5/20/18	1,017,603
	Total Asset-Backed Securities	$2,056,456

		Market
	Shares	Value

Preferred Stocks — 3.3%

Financials — 3.3%
Countrywide Capital V, 0.04%	104,000	$2,584,400
GMAC Capital Trust I, 0.05%(A)	132,400	3,184,220
Goldman Sachs Group, Inc. (The), 0.04%	108,800	2,863,616
Total Preferred Stocks		$8,632,236

Common Stocks — 79.0%

Information Technology — 21.1%
Ariba, Inc.*	170,700	7,640,532
EasyLink Services International Corp. - Class A*	765,800	5,544,392
EDGAR Online, Inc.*	1,598,334	1,726,201
Elster Group SE ADR*	269,300	5,466,790
LeCroy Corp.*	397,000	5,661,220
Micronetics, Inc.*	215,100	3,166,272
Network Engines, Inc.*	1,956,300	2,758,383
Network Equipment Technologies, Inc.*	1,467,200	1,922,032
PLX Technology, Inc.*	807,495	5,127,593
Quest Software, Inc.*	151,300	4,213,705
Ramtron International Corp.*	467,516	1,411,898
RF Monolithics, Inc.	453,321	802,378
SRS Labs, Inc.*	478,700	4,308,300
Standard Microsystems Corp.*	142,100	5,242,069
		54,991,765

Health Care — 14.1%
Allos Therapeutics, Inc.*	3,641,971	6,519,128
American Medical Corp.	21,600	—
Catalyst Health Solutions, Inc.	56,800	5,307,392
eResearchTechnology, Inc.*	354,000	2,828,460
Gen-Probe, Inc.*	95,000	7,809,000
Human Genome Sciences, Inc.*	189,100	2,482,883
Medtox Scientific, Inc.*	203,400	5,483,664
SRI/Surgical Express, Inc.*	292,500	1,076,400
Sun Healthcare Group, Inc.*	615,000	5,147,550
		36,654,477

Consumer Discretionary — 10.4%
Benihana, Inc.	165,500	2,666,205
Collective Brands, Inc.*	175,000	3,748,500
Cost Plus, Inc.*	321,514	7,073,308
Golfsmith International Holdings, Inc.*	56,513	342,469
Kenneth Cole Productions, Inc. - Class A*	184,600	2,778,230
Knology, Inc.*	236,500	4,651,955
Lowe's Cos, Inc.	118,200	3,361,608
PF Chang's China Bistro, Inc.	50,100	2,578,647
		27,200,922

Industrials — 9.5%
Cooper Industries PLC	113,600	7,745,248
Dollar Thrifty Automotive Group, Inc.*	35,900	2,906,464
Exelis, Inc.	47,350	466,871
Goodrich Corp.	71,000	9,009,900
Interline Brands, Inc.*	122,200	3,063,554
ITT Corp.*	23,675	416,680
Xylem, Inc.	47,300	1,190,541
		24,799,258

Financials — 8.5%
American Perspective Bank*	61,127	782,426
Beacon Federal Bancorp, Inc.	240,400	4,767,132
Brooklyn Federal BanCorp, Inc.	134,865	6,743
Eaton Vance Senior Income Trust	368,644	2,587,881
Edelman Financial Group, Inc.	326,200	2,837,940
Encore Bancshares, Inc.*	241,822	4,988,788
Pacific Capital Bancorp NA*	134,086	6,131,753
		22,102,663

Consumer Staples — 3.9%
Grupo Modelo S.A. de C.V.	587,500	5,205,250
Viterra, Inc.	320,000	5,076,122
		10,281,372

Materials — 3.3%
Silvermex Resources, Inc.*	1,339,100	664,194
Solutia, Inc.	279,900	7,851,195
		8,515,389

Energy — 3.0%
CREDO Petroleum Corp.*	193,900	2,805,733
Progress Energy Resources Corp.	250,000	4,928,298
		7,734,031

25

Touchstone Merger Arbitrage Fund (Continued)

		Market
	Shares	Value

Common Stocks — 79.0% (Continued)

Utilities — 2.8%
Progress Energy, Inc.*	121,150	$7,289,595

Telecommunication Services — 2.4%
AboveNet, Inc.*	31,900	2,679,600
HUGHES Telematics, Inc.*	302,600	3,616,070
		6,295,670
Total Common Stocks		$205,865,142

	Number of
	Rights

Rights — 0.0%
XO Holdings, Inc. Class O, 0.00%	40,500	—

Investment Funds — 17.9%
Blackrock Credit Allocation Income Trust III, Inc.	217,400	2,478,360
Touchstone Institutional Money Market Fund^	44,151,099	44,151,099
Total Investment Funds		$46,629,459

Total Long Positions
(Cost $266,425,420)		$268,883,907

Securities Sold Short — (10.9%)

Common Stocks — (10.9%)

Utilities — (2.8%)
Duke Energy Corp.	(315,607)	(7,277,897)

Consumer Discretionary — (1.8%)
Home Depot, Inc.	(88,650)	(4,697,564)

Information Technology — (1.7%)
DTS, Inc.*	(74,506)	(1,943,116)
Integrated Device Technology, Inc.*	(423,840)	(2,381,981)
		(4,325,097)

Health Care — (1.4%)
SXC Health Solutions Corp.*	(37,514)	(3,721,764)

Industrials — (1.4%)
Eaton Corp.	(88,018)	(3,488,153)

Financials — (0.9%)
Berkshire Hills Bancorp, Inc.	(110,544)	(2,431,969)

Materials — (0.9%)
Eastman Chemical Co.	(33,588)	(1,691,828)
First Majestic Silver Corp.*	(47,539)	(686,938)
		(2,378,766)
Total Common Stocks		$(28,321,210)

Total Securities Sold Short
(Proceeds $(27,640,340))		$(28,321,210)

Total Investment Securities —92.3%
(Cost $238,785,080)		$240,562,697

Cash Collateral for Securities Sold Short— 11.7%		30,453,799

Liabilities in Excess of Other Assets — (4.0%)		(10,354,537)

Net Assets — 100.0%		$260,661,959

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

*	Non-income producing security.

^	Affiliated Fund sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

LLC - Limited Liability Company

PLC - Public Limited Company

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $2,056,455 or 0.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

26

Touchstone Merger Arbitrage Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$4,729,525	$—	$4,729,525
Commerical Mortgage-Backed Security	—	971,089	—	971,089
Asset-Backed Securities	—	2,056,456	—	2,056,456
Preferred Stocks	8,632,236	—	—	8,632,236
Common Stocks	205,858,399	—	6,743	205,865,142
Investment Funds	46,629,459	—	—	46,629,459
Rights	—	—	—	—
				$268,883,907
Liabilities:
Securities Sold Short
Common Stocks	$(28,321,210)	$—	$—	$(28,321,210)

Other Financial Instruments**
Assets:
Forward Currency Contract	—	49,562	—	49,562
Liabilities:
Forward Currency Contracts	$—	$(89,290)	$—	$(89,290)

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation.

At June 30, 2012 securities valued at $5,768,620 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the six months ended March 31, 2012:

Measurements Using Unobservable Inputs (Level 3)

	Common Stock
	United
Assets	States		Total

Beginning balance	$—		$—

Gross transfers into Level 3	6,743	(a)	6,743

Ending balance	$6,743		$6,743

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at June 30, 2012 was ($6,743).

(a)Transferred from Level 1 to Level 3 due to lack of observable valuation inputs.

27

Touchstone Merger Arbitrage Fund (Continued)

Forward Foreign Currency Exchange Contract

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	07/31/2012	USD	2,760,981	CAD	2,762,500	$49,562
Brown Brothers Harriman	08/20/2012	USD	2,373,187	CAD	2,437,500	(18,092)
Brown Brothers Harriman	09/28/2012	USD	4,940,091	CAD	5,112,500	(71,198)
						$(39,728)

See accompanying Notes to Portfolios of Investments.

28

Portfolio of Investments
Touchstone Mid Cap Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.8%

Financials — 21.2%
Alleghany Corp.*	3,783	$1,285,274
Eaton Vance Corp.	92,483	2,492,417
Hatteras Financial Corp. REIT	65,421	1,871,041
M&T Bank Corp.	29,724	2,454,311
MBIA, Inc.†*	96,113	1,038,982
UDR, Inc. REIT	45,345	1,171,715
White Mountains Insurance Group Ltd.	3,697	1,928,910
		12,242,650

Consumer Staples — 18.9%
Brown-Forman Corp. - Class B	20,187	1,955,111
Energizer Holdings, Inc.*	31,666	2,382,866
Hershey Co. (The)	27,614	1,989,036
Lorillard, Inc.	14,887	1,964,340
Nu Skin Enterprises, Inc. Class A	33,160	1,555,204
Pricesmart, Inc.	16,216	1,094,742
		10,941,299

Consumer Discretionary — 18.9%
Cabela's, Inc.*	43,347	1,638,950
CarMax, Inc.*	87,083	2,258,933
Hasbro, Inc.	59,036	1,999,549
Service Corp. International	172,956	2,139,466
Staples, Inc.	118,807	1,550,431
Whirlpool Corp.	21,794	1,332,921
		10,920,250

Materials — 15.5%
Albemarle Corp.	45,375	2,706,165
MeadWestvaco. Corp.	91,082	2,618,608
NewMarket Corp.	10,866	2,353,576
Vulcan Materials Co.	32,339	1,284,182
		8,962,531

Industrials — 9.2%
ACCO Brands Corp.*	1	11
Alexander & Baldwin Holdings, Inc.*	25,456	1,355,532
Cintas Corp	71,486	2,760,074
Old Dominion Freight Line, Inc.*	27,163	1,175,886
		5,291,503

Information Technology — 7.4%
Amphenol Corp. - Class A	36,194	1,987,774
Paychex, Inc.	72,331	2,271,917
		4,259,691

Energy — 5.5%
Atwood Oceanics, Inc.*	68,568	2,594,613
Kinder Morgan Management LLC*	8,374	614,798
		3,209,411

Health Care — 2.2%
Tenet Healthcare Corp.*	243,837	1,277,706
Total Common Stocks		$57,105,041

Investment Funds — 3.2%
Invesco Government & Agency Portfolio**	1,014,134	$1,014,134
Touchstone Institutional Money Market Fund^	815,489	815,489
Total Investment Funds		$1,829,623

Total Investment Securities —102.0%
(Cost $54,018,134)		$58,934,664

Liabilities in Excess of Other Assets — (2.0%)		(1,130,758)

Net Assets — 100.0%		$57,803,906

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $1,012,962.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$57,105,041	$—	$—	$57,105,041
Investment Funds	1,829,623	—	—	1,829,623
				$58,934,664

See accompanying Notes to Portfolios of Investments.

29

Portfolio of Investments
Touchstone Mid Cap Value Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 89.1%

Financials — 19.9%
Allstate Corp. (The)	35,746	$1,254,327
Ameriprise Financial, Inc.	19,429	1,015,360
Comerica, Inc.	29,093	893,446
Digital Realty Trust, Inc., REIT	15,642	1,174,245
Endurance Speciality Holdings Ltd	26,641	1,020,883
Fifth Third BanCorp.	91,030	1,219,801
Host Hotels & Resorts, Inc., REIT	63,662	1,007,133
Liberty Property Trust, REIT	32,882	1,211,373
PartnerRe Ltd	14,969	1,132,704
Reinsurance Group of America, Inc.	19,304	1,027,166
SunTrust Banks, Inc.	41,400	1,003,121
TCF Financial Corp.	49,668	570,189
Unum Group	54,965	1,051,480
Willis Group Holdings PLC	29,178	1,064,705
Zions Bancorporation	58,131	1,128,904
		15,774,837

Information Technology — 9.7%
Adobe Systems, Inc.*	30,944	1,001,657
Analog Devices, Inc.	22,849	860,722
Fidelity National Information Services, Inc.	34,753	1,184,382
Juniper Networks, Inc.*	51,738	843,847
Molex, Inc.	30,334	726,196
Symantec Corp.*	71,860	1,049,875
Synopsys, Inc.*	50,649	1,490,600
Vishay Intertechnology, Inc.*	57,601	543,177
		7,700,456

Industrials — 9.6%
Cintas Corp	27,566	1,064,323
Dover Corp.	16,241	870,680
Flowserve Corp.	7,747	888,968
Fluor Corp.	16,284	803,453
Republic Services, Inc.	49,625	1,313,078
Spirit Aerosystems Holdings, Inc. - Class A*	34,258	816,368
Stanley Black & Decker, Inc.	16,246	1,045,593
Towers Watson & Co. - Class A	13,878	831,292
		7,633,755

Consumer Discretionary — 9.4%
American Eagle Outfitters, Inc.	38,972	768,918
Harley-Davidson, Inc.	16,410	750,429
Hasbro, Inc.	31,635	1,071,477
Interpublic Group of Cos, Inc. (The)	66,856	725,388
Newell Rubbermaid, Inc.	63,854	1,158,312
Royal Caribbean Cruises Ltd.	30,059	782,436
Scripps Networks Interactive, Inc. - Class A	13,969	794,277
Urban Outfitters, Inc.*	22,199	612,470
WMS Industries, Inc.*	39,556	789,142
		7,452,849

Health Care — 9.3%
AmerisourceBergen Corp.	18,012	708,772
CareFusion Corp.*	42,594	1,093,814
HealthSouth Corp.*	45,373	1,055,376
MEDNAX, Inc.*	13,677	937,422
Patterson Co., Inc.	23,408	806,874
Quest Diagnostics, Inc.	17,346	1,039,025
STERIS Corp.	24,348	763,797
Teleflex, Inc.	15,748	959,211
		7,364,291

Utilities — 9.3%
AGL Resources, Inc.	31,325	1,213,844
Edison International	17,048	787,618
Great Plains Energy, Inc.	66,277	1,418,991
Portland General Electric Co.	27,101	722,513
SCANA Corp	22,098	1,057,168
TECO Energy, Inc.	58,085	1,049,015
Xcel Energy, Inc.	39,176	1,112,990
		7,362,139

Consumer Staples — 8.0%
Coca-Cola Enterprises, Inc.	26,639	746,958
Constellation Brands, Inc.-Class A*	29,627	801,707
Energizer Holdings, Inc.*	11,528	867,481
JM Smucker Co. (The)	9,960	752,179
Kroger Co. (The)	46,357	1,075,019
Molson Coors Brewing Co.-Class B	26,737	1,112,527
Sysco Corp.	34,019	1,014,106
		6,369,977

Materials — 7.9%
Allegheny Technologies, Inc.	43,485	1,386,737
Compass Minerals International, Inc.	11,176	852,505
Greif, Inc. - Class A	19,810	812,209
Huntsman Corp.	50,006	647,078
Nucor Corp.	22,672	859,269
Owens-Illinois, Inc.*	42,335	811,562
Packaging Corp. of America	31,966	902,720
		6,272,080

Energy — 6.0%
EQT Corp.	11,834	634,657
McDermott International, Inc.*	42,043	468,359
Murphy Oil Corp.	10,475	526,788
Nabors Industries Ltd	34,084	490,810
Newfield Exploration Co.*	31,303	917,491
Pioneer Natural Resources Co.	10,736	947,023
Range Resources Corp.	12,968	802,330
		4,787,458
Total Common Stocks		$70,717,842

Exchange Traded Fund — 0.6%
iShares Russell Midcap Value Index Fund	9,819	454,423

Investment Fund — 1.7%
Touchstone Institutional Money Market Fund^	1,382,511	1,382,511

30

Touchstone Mid Cap Value Fund (Continued)

Market
Value

Total Investment Securities —91.4%
(Cost $70,539,059)	$72,554,776

Other Assets in Excess of Liabilities — 8.6%	6,788,494

Net Assets — 100.0%	$79,343,270

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust * Non-income producing security.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$70,717,842	$—	$—	$70,717,842
Exchanged Traded Fund	454,423	—	—	454,423
Investment Fund	1,382,511	—	—	1,382,511
				$72,554,776

See accompanying Notes to Portfolios of Investments.

31

Portfolio of Investments
Touchstone Premium Yield Equity Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.6%

Energy — 20.9%
Kinder Morgan Management LLC*	3	$196
Kinder Morgan, Inc.	180,409	5,812,779
Pembina Pipeline Corp. (Canada)	40,345	1,033,235
Seadrill Ltd.	83,597	2,969,365
Spectra Energy Corp.	94,939	2,758,927
Statoil ASA, ADR	98,103	2,340,738
Total SA, ADR	40,761	1,832,208
Williams Co, Inc. (The)	107,861	3,108,554
		19,856,002

Health Care — 17.3%
Abbott Laboratories	70,097	4,519,154
Eli Lilly & Co.	43,513	1,867,143
GlaxoSmithKline PLC ADR	62,506	2,848,398
Johnson & Johnson	39,557	2,672,471
Merck & Co., Inc.	65,929	2,752,536
Pfizer, Inc.	77,797	1,789,331
		16,449,033

Utilities — 16.7%
American Water Works Co., Inc.	103,120	3,534,954
National Grid PLC ADR	46,150	2,445,488
NiSource, Inc.	179,631	4,445,867
Northeast Utilities	30,270	1,174,779
ONEOK, Inc.	100,214	4,240,054
		15,841,142

Financials — 13.3%
Bank of Montreal	19,781	1,093,098
Cincinnati Financial Corp.	55,385	2,108,507
CME Group, Inc.	6,594	1,767,917
Digital Realty Trust, Inc. REIT	30,330	2,276,873
HCP, Inc. REIT	46,155	2,037,743
Hospitality Properties Trust REIT	92,306	2,286,420
Valley National Bancorp	99,685	1,056,661
		12,627,219

Information Technology — 9.5%
CA, Inc.	73,846	2,000,488
Intel Corp.	118,678	3,162,769
Maxim Integrated Products, Inc.	66,455	1,703,906
Microchip Technology, Inc.	63,293	2,093,732
		8,960,895

Telecommunication Services — 8.1%
AT&T, Inc.	68,567	2,445,099
BCE, Inc. (Canada)	25,056	1,032,307
Vodafone Group PLC ADR	100,214	2,824,031
Windstream Corp.	143,729	1,388,422
		7,689,859

Industrials — 5.4%
ACCO Brands Corp.*	80	827
General Electric Co.	169,843	3,539,528
R.R. Donnelley & Sons Co.	131,865	1,552,051
		5,092,406

Materials — 3.6%
International Paper Co.	61,184	1,768,829
MeadWestvaco. Corp.	57,490	1,652,838
		3,421,667

Consumer Staples — 1.8%
H.J. Heinz Co.	31,911	1,735,320
Total Common Stocks		$91,673,543

Investment Fund — 3.1%
Touchstone Institutional Money Market Fund^	2,919,894	2,919,894

Total Investment Securities —99.7%
(Cost $85,461,376)		$94,593,437

Other Assets in Excess of Liabilities — 0.3%		239,212

Net Assets — 100.0%		$94,832,649

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$91,673,543	$—	$—	$91,673,543
Investment Fund	2,919,894	—	—	2,919,894
				$94,593,437

See accompanying Notes to Portfolios of Investments.

32

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

Information Technology — 40.8%
Apple, Inc.*	427,000	$249,368,000
ASML Holding NV (Netherlands)	1,588,000	81,654,960
F5 Networks, Inc.*	630,000	62,722,800
Facebook, Inc. - Class A†*	1,376,976	42,851,493
Google, Inc. - Class A*	296,000	171,700,720
Qualcomm, Inc.	2,227,000	123,999,360
Salesforce.com, Inc.*	1,237,000	171,027,620
Visa, Inc. - Class A	1,709,055	211,290,470
		1,114,615,423

Consumer Discretionary — 23.5%
Amazon.Com, Inc.*	908,000	207,341,800
Coach, Inc.	1,231,227	72,002,155
Las Vegas Sands Corp.	1,642,000	71,410,580
Netflix, Inc.†*	535,000	36,631,450
NIKE, Inc. - Class B	836,000	73,384,080
Priceline.com, Inc.*	149,000	99,013,480
Starbucks Corp.	1,550,017	82,646,906
		642,430,451

Health Care — 16.9%
Alexion Pharmaceuticals, Inc.*	1,315,000	130,579,500
Allergan, Inc./United States	879,000	81,369,030
athenahealth, Inc.†*	420,000	33,251,400
Cerner Corp.*	633,332	52,351,223
Intuitive Surgical, Inc.*	125,000	69,223,750
Regeneron Pharmaceuticals, Inc.*	834,000	95,259,480
		462,034,383

Energy — 9.0%
FMC Technologies, Inc.*	1,498,000	58,766,540
National Oilwell Varco., Inc.	1,038,000	66,888,720
Schlumberger Ltd.	1,157,000	75,100,870
Southwestern Energy Co.*	1,434,000	45,787,620
		246,543,750

Materials — 3.1%
Praxair, Inc.	783,000	85,135,590

Industrials — 2.8%
W.W. Grainger, Inc.	397,000	75,922,280

Financials — 2.6%
IntercontinentalExchange, Inc.*	517,000	70,301,660
Total Common Stocks		$2,696,983,537

Investment Funds — 5.3%
Invesco Government & Agency Portfolio**	108,010,337	$108,010,337
Touchstone Institutional Money Market Fund^	37,475,349	37,475,349
Total Investment Funds		$145,485,686

Total Investment Securities —104.0%
(Cost $2,364,733,568)		$2,842,469,223

Liabilities in Excess of Other Assets — (4.0%)		(109,254,252)

Net Assets — 100.0%		$2,733,214,971

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $106,965,906.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$2,696,983,537	$—	$—	$2,696,983,537
Investment Funds	145,485,686	—	—	145,485,686
				$2,842,469,223

See accompanying Notes to Portfolios of Investments.

33

Portfolio of Investments

Touchstone Short Duration Fixed Income Fund – June 30, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 24.9%

	Financials — 11.1%
$390,309	Ahold Lease Series 2001-A-1 Pass Through Trust, 7.820%, 1/2/20	$439,097
300,000	American Express Credit Corp., 7.300%, 8/20/13	320,748
290,000	American International Group, Inc., 4.250%, 5/15/13	295,790
315,000	Bank of New York Mellon Corp. MTN, 4.950%, 11/1/12	319,742
215,000	Barclays Bank PLC, 2.500%, 1/23/13	216,567
296,000	Citigroup, Inc., 6.500%, 8/19/13	310,138
195,000	CME Group, Inc., 5.750%, 2/15/14	210,235
305,000	Credit Suisse/New York NY MTN, 5.000%, 5/15/13	314,523
335,000	FMR LLC, 144a, 4.750%, 3/1/13	342,664
225,000	General Electric Capital Corp., 0.636%, 7/27/12(A)	225,053
502,000	General Electric Capital Corp., 1.875%, 9/16/13	507,236
400,000	JPMorgan Chase & Co., 4.750%, 3/1/15	428,258
535,000	Manufacturers & Traders Trust Co., 1.961%, 4/1/13(A)	535,000
260,000	Merrill Lynch & Co., Inc. MTN, 6.150%, 4/25/13	269,101
205,000	Morgan Stanley, 5.300%, 3/1/13	208,954
215,000	National Australia Bank Ltd., 144a, 1.700%, 12/10/13	217,247
185,000	New York Life Global Funding, 144a, 5.250%, 10/16/12	187,308
300,000	Provident Bank of Maryland, 9.500%, 5/1/18	316,466
300,000	Rio Tinto Finance USA Ltd., 8.950%, 5/1/14	342,563
300,000	TD Ameritrade Holding Corp., 2.950%, 12/1/12	302,323
169,467	WHC-Irs Trust, 6.980%, 5/15/15	184,083
		6,493,096

	Industrials — 4.1%
225,000	Cooper US, Inc., 5.250%, 11/15/12	228,712
167,896	CSX Transportation, Inc., 8.375%, 10/15/14	190,679
300,000	Equifax, Inc., 4.450%, 12/1/14	316,912
95,217	Federal Express Corp. 1995 Pass Through Trust, 7.110%, 1/2/14	99,978
215,000	Federal Express Corp. 2012 Pass Through Trust, 144a, 2.625%, 1/15/18	214,602
262,111	GATX Corp. 2008-2 Pass Through Trust, 9.000%, 11/15/13	285,440
90,007	Petrodrill Five Ltd., 4.390%, 4/15/16	95,049
116,676	Petrodrill Four Ltd., 4.240%, 1/15/16	121,603
500,000	Potash Corp. of Saskatchewan, Inc., 5.250%, 5/15/14	537,406
265,000	Roper Industries, Inc., 6.625%, 8/15/13	278,768
		2,369,149

	Energy — 2.5%
400,000	BP Capital Markets PLC, 5.250%, 11/7/13	423,842
307,440	Maritimes & Northeast Pipeline LLC, 144a, 7.500%, 5/31/14	328,881
350,000	Noble Corp., 5.875%, 6/1/13	365,538
315,000	Noble Energy, Inc., 5.250%, 4/15/14	333,830
		1,452,091

	Consumer Staples — 2.3%
520,000	Coca-Cola Bottling Co. Consolidated, 5.000%, 11/15/12	527,823
495,000	Coca-Cola Refreshments USA, Inc., 7.375%, 3/3/14	548,189
282,334	CVS Pass-Through Trust, 144a, 6.117%, 1/10/13	289,040
		1,365,052

	Information Technology — 1.7%
505,000	Amphenol Corp., 4.750%, 11/15/14	543,341
150,000	Analog Devices, Inc., 5.000%, 7/1/14	162,201
250,000	Comcast Cable Holdings LLC, 7.875%, 8/1/13	266,924
		972,466

	Telecommunication Services — 0.9%
137,280	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	144,835
350,000	SBA Tower Trust, 144a, 4.254%, 4/15/15	366,037
		510,872

	Consumer Discretionary — 0.8%
465,000	Staples, Inc., 7.375%, 10/1/12	472,217

	Transportation — 0.6%
330,231	Union Pacific Railroad Co. 1998 Pass Through Trust, 6.330%, 1/2/20	376,748

	Utilities — 0.6%
298,000	Monongahela Power Co., Inc., 144a, 7.950%, 12/15/13	325,964

	Materials — 0.3%
185,000	Dow Chemical Co. (The), 7.600%, 5/15/14	205,936
	Total Corporate Bonds	$14,543,591

	U.S. Treasury Obligations — 2.7%
425,000	U.S. Treasury Bond, 1.500%, 6/30/16	440,274
400,000	U.S. Treasury Bond, 2.750%, 11/30/16	436,344
700,000	U.S. Treasury Note, 1.750%, 7/31/15	727,726
	Total U.S. Treasury Obligations	$1,604,344

	Commercial Mortgage-Backed Securities — 16.4%
135,000	American Tower Trust, Ser 2007-1A, Class AFX, 144a, 5.420%, 4/15/37	143,209

34

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 16.4% (Continued)
$375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-1, Class A4, 5.246%, 11/10/42(A)	$388,688
6,999	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-2, Class A4, 4.783%, 7/10/43(A)	6,997
325,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-6, Class A4, 5.366%, 9/10/47(A)	363,388
565,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-4, Class A4, 5.634%, 7/10/46	636,899
100,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-1, Class AMFX, 5.482%, 1/15/49(A)	102,220
415,000	Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Class A4, 4.674%, 6/11/41	450,119
400,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD3, Class A4, 5.658%, 10/15/48	416,082
620,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD5, Class A4, 5.886%, 11/15/44(A)	718,892
152,155	Commercial Mortgage Asset Trust, Ser 1999-C1, Class A4, 6.975%, 1/17/32(A)	156,866
394,168	Commercial Mortgage Pass Through Certificates, Ser 2004-LB2A, Class A4, 4.715%, 3/10/39	410,555
350,000	Commercial Mortgage Pass Through Certificates, Ser 2012-9W57, Class A, 144a, 2.365%, 2/10/29	358,022
390,000	Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Class A3, 6.008%, 6/15/38(A)	441,928
145,092	FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Class A, 144a, 2.980%, 12/6/20	150,419
173,257	GE Capital Commercial Mortgage Corp., Ser 2003-C2, Class A4, 5.145%, 7/10/37	177,959
316,710	GMAC Commercial Mortgage Securities, Inc., Ser 2003-C1, Class A2, 4.079%, 5/10/36	320,132
235,000	GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Class A2, 5.640%, 5/10/40(A)	244,377
210,000	Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Class A7, 5.317%, 6/10/36(A)	222,562
320,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2003-CB6, Class A2, 5.255%, 7/12/37(A)	330,940
149,187	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP3, Class A3, 4.959%, 8/15/42	153,068
500,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2007-CB18, Class A4, 5.440%, 6/12/47	564,272
66,681	LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Class A3, 4.254%, 7/15/27	67,749
308,673	LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Class A3, 4.559%, 9/15/27(A)	309,771
580,000	LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Class A4, 5.156%, 2/15/31	646,101
192,161	Merrill Lynch Mortgage Investors, Inc., Ser 1998-C1, Class A3, 6.720%, 11/15/26(A)	211,534
335,000	Morgan Stanley Capital I, Ser 2004-IQ7, Class A4, 5.532%, 6/15/38(A)	354,687
351,999	Wachovia Bank Commercial Mortgage Trust, Ser 2003-C3, Class A2, 4.867%, 2/15/35	356,542
450,000	Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Class A7, 5.118%, 7/15/42(A)	496,422
365,000	Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Class A4, 5.378%, 10/15/44(A)	401,910
	Total Commercial Mortgage-Backed Securities	$9,602,310

	Non-Agency Collateralized Mortgage Obligations — 1.8%
293,952	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	297,232
295,164	FDIC Structured Sale Guaranteed Notes, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	304,019
422,413	GSR Mortgage Loan Trust, Ser 2003-7F, Class 1A3, 5.250%, 6/25/33	425,784
	Total Non-Agency Collateralized Mortgage Obligations	$1,027,035

35

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 5.8%
$107,667	FHLMC, Pool #C66916, 7.000%, 5/1/32	$126,419
60,224	FHLMC, Pool #D94598, 6.500%, 4/1/21	67,434
278,394	FHLMC, Pool #G01840, 5.000%, 7/1/35	300,916
59,716	FHLMC, Pool #G30085, 7.500%, 10/1/17	66,070
422,495	FNMA, Pool #256272, 5.500%, 6/1/26	463,427
4,209	FNMA, Pool #323441, 7.000%, 12/1/13	4,252
86,133	FNMA, Pool #323832, 7.500%, 7/1/29	103,945
5,386	FNMA, Pool #334593, 7.000%, 5/1/24	6,320
52,541	FNMA, Pool #546474, 7.000%, 1/1/15	52,961
146,710	FNMA, Pool #665773, 7.500%, 6/1/31	175,445
180,488	FNMA, Pool #735484, 5.000%, 5/1/35	196,287
466,591	FNMA, Pool #735893, 5.000%, 10/1/35	507,428
542,890	FNMA, Pool #960376, 5.500%, 12/1/37	592,431
198,007	FNMA, Pool #AL0302, 5.000%, 4/1/24	213,616
984	GNMA, Pool #2707, 5.500%, 1/20/14	1,068
978	GNMA, Pool #2802, 5.500%, 7/20/14	1,062
14,325	GNMA, Pool #2843, 5.500%, 11/20/14	15,552
40,649	GNMA, Pool #344233, 8.000%, 2/15/23	47,967
91,398	GNMA, Pool #345123, 8.000%, 12/15/23	109,512
1,671	GNMA, Pool #462486, 6.500%, 1/15/13	1,716
18,901	GNMA, Pool #569337, 6.500%, 4/15/22	21,578
44,226	GNMA, Pool #578189, 6.000%, 2/15/32	50,269
45,567	GNMA, Pool #780322, 8.000%, 11/15/22	49,494
15,278	GNMA, Pool #780327, 8.000%, 11/15/17	16,437
230	GNMA, Pool #780604, 7.000%, 7/15/12	231
33,244	GNMA, Pool #814, 8.000%, 8/20/17	36,823
7,857	GNMA, Pool #8426, 3.000%, 11/20/18(A)	8,216
172,914	GNMA, Pool #894160, 2.141%, 6/20/61(A)	180,668
	Total U.S. Government Mortgage-Backed Obligations	$3,417,544

	U.S. Government Agency Obligations — 3.5%
260,000	FNMA, 5.250%, 8/1/12	261,043
123,423	Small Business Administration Participation Certificates, 5.800%, 12/1/18	134,793
128,081	Small Business Administration Participation Certificates, 6.070%, 3/1/22	142,747
152,023	Small Business Administration Participation Certificates, 6.140%, 1/1/22	169,019
154,182	Small Business Administration Participation Certificates, Ser 2008-10B, Class 1, 4.580%, 3/1/18	164,159
219,039	Small Business Administration Pools, 503795, 0.750%, 6/25/22(A)	219,957
178,418	Small Business Administration Pools, 506207, 1.000%, 11/25/14(A)	178,259
123,529	Small Business Administration Pools, 507442, 3.625%, 5/25/16(A)	126,905
374,755	Small Business Administration Pools, 507682, 0.650%, 1/25/26(A)	375,244
242,868	United States Small Business Administration, 4.504%, 2/1/14	249,878
	Total U.S. Government Agency Obligations	$2,022,004

	Agency Collateralized Mortgage Obligations — 5.4%
205,909	FHLMC REMICS, Ser -2510, Class TA, 4.000%, 6/15/32	219,805
335,666	FNMA REMICS, Ser 2003-119, Class PU, 4.000%, 11/25/33	349,796
166,063	FNMA REMICS, Ser 2003-19, Class ME, 4.000%, 1/25/33	172,939
300,425	FNMA REMICS, Ser 2003-42, Class CA, 4.000%, 5/25/33	325,135
82,109	FNMA REMICS, Ser 2003-66, Class AP, 3.500%, 11/25/32	84,818
407,651	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	455,915
122,511	GNMA, Ser 2004-12, Class BA, 4.807%, 8/16/32	125,221
8,628	GNMA, Ser 2004-6, Class B, 3.949%, 7/16/33	8,666
137,365	GNMA, Ser 2004-78, Class C, 4.658%, 4/16/29	138,120
110,657	GNMA, Ser 2005-76, Class A, 3.963%, 5/16/30	113,073
418,846	GNMA, Ser 2011-161, Class A, 1.738%, 1/16/34	424,835
362,389	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	366,655
351,826	NCUA Guaranteed Notes, Ser 2010-C1, Class A1, 1.600%, 10/29/20	356,540
	Total Agency Collateralized Mortgage Obligations	$3,141,518

	Municipal Bonds — 2.6%

	California — 0.3%
180,000	Southern California Public Power Authority, Rev, Ser 2010-B, 3.326%, 7/1/14	186,129

	Connecticut — 0.8%
425,000	State of Connecticut, Ser A, UTGO, 1.100%, 5/15/18(A)	427,822

	District of Columbia — 0.4%
210,000	District of Columbia, Ser 2010, UTGO, 2.585%, 6/1/13	213,509

36

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 2.6% (Continued)

	Louisiana — 0.6%
$357,318	Louisiana Local Government Environmental Facilities & Community Development Authority, 1.520%, 2/1/18	$360,874

	Minnesota — 0.5%
300,000	Michigan State Strategic Fund, Waste Management, Inc. Project, 3.200%, 8/1/27(A)	306,987
	Total Municipal Bonds	1,495,321

	Asset-Backed Securities — 36.1%
310,000	American Express Credit Account Master Trust, Ser 2010-1, Class A, 0.492%, 11/16/15(A)	310,528
325,000	AmeriCredit Automobile Receivables Trust, Ser 2009-1, Class B, 9.790%, 4/15/14	338,995
365,000	AmeriCredit Automobile Receivables Trust, Ser 2010-2, Class C, 4.520%, 10/8/15	380,932
390,063	AmeriCredit Automobile Receivables Trust, Ser 2010-3, Class A3, 1.140%, 4/8/15	390,958
325,000	AmeriCredit Automobile Receivables Trust, Ser 2011-3, Class B, 2.280%, 6/8/16	331,996
385,000	AmeriCredit Automobile Receivables Trust, Ser 2011-4, Class A3, 1.170%, 5/9/16	386,944
285,000	AmeriCredit Automobile Receivables Trust, Ser 2012-1, Class B, 1.730%, 2/8/17	285,999
220,000	AmeriCredit Automobile Receivables Trust, Ser 2012-2, Class B, 1.780%, 3/8/17	220,467
365,000	Capital One Multi-Asset Execution Trust, Ser 2007-A7, Class A7, 5.750%, 7/15/20	443,277
225,000	CarMax Auto Owner Trust, Ser 2012-1, Class A3, 0.890%, 9/15/16	225,696
24,912	Chrysler Financial Auto Securitization Trust, Ser 2009-A, Class A3, 2.820%, 1/15/16	24,986
550,000	Citibank Omni Master Trust, Ser 2009-A13, Class A13, 144a, 5.350%, 8/15/18	600,667
815,000	Citibank Omni Master Trust, Ser 2009-A17, Class A17, 144a, 4.900%, 11/15/18	889,831
215,000	CNH Equipment Trust, Ser 2010-A, Class A4, 2.490%, 1/15/16	218,464
425,000	CNH Equipment Trust, Ser 2011-C, Class A3, 1.190%, 12/15/16	428,803
164,380	College & University Facility Loan Trust, Ser -2, Class D, 4.000%, 6/1/18	164,380
313,819	Dominos Pizza Master Issuer LLC, Ser 2012-1A, Class A2, 144a, 5.216%, 1/25/42	327,239
465,000	Ford Credit Auto Lease Trust, Ser 2012-A, Class A3, 0.850%, 1/15/15	465,219
138,785	Ford Credit Auto Owner Trust, Ser 2009-B, Class A4, 4.500%, 7/15/14	141,412
430,000	GE Capital Credit Card Master Note Trust, Ser 2012-1, Class A, 1.030%, 1/15/18	432,553
121,089	GE Equipment Midticket LLC, Ser 2010-1, Class A3, 144a, 0.940%, 7/14/14	121,137
440,000	GE Equipment Small Ticket LLC, Ser 2011-1A, Class A3, 144a, 1.450%, 1/21/18	442,791
275,000	GE Equipment Small Ticket LLC, Ser 2011-2A, Class A3, 144a, 1.370%, 6/22/15	276,096
630,000	GE Equipment Transportation LLC, Ser 2012-1, Class A4, 1.230%, 1/22/20	633,275
280,000	Great America Leasing Receivables, Ser 2009-1, Class A4, 144a, 3.190%, 12/15/13	282,952
420,000	Great America Leasing Receivables, Ser 2011-1, Class A3, 144a, 1.690%, 2/15/14	421,297
50,122	Harley-Davidson Motorcycle Trust, Ser 2008-1, Class A4, 4.900%, 12/15/13	50,297
275,000	Harley-Davidson Motorcycle Trust, Ser 2010-1, Class A4, 1.530%, 9/15/15	277,901
360,000	Harley-Davidson Motorcycle Trust, Ser 2011-1, Class A3, 0.960%, 5/16/16	360,814
430,000	Harley-Davidson Motorcycle Trust, Ser 2011-1, Class A4, 1.310%, 3/15/17	432,300
120,663	Huntington Auto Trust, Ser 2009-1A, Class A4, 144a, 5.730%, 1/15/14	121,272
374,258	Mid-State Trust, Ser 2004-1, Class A, 6.005%, 8/15/37	394,487
303,228	MMAF Equipment Finance LLC, Ser 2009-AA, Class A3, 144a, 2.370%, 11/15/13	304,323
275,000	MMAF Equipment Finance LLC, Ser 2009-AA, Class A4, 144a, 3.510%, 1/15/30	286,379
400,000	MMAF Equipment Finance LLC, Ser 2011-AA, Class A4, 144a, 2.100%, 7/15/17	410,745
450,000	MMAF Equipment Finance LLC, Ser 2012-AA, Class A4, 144a, 1.350%, 10/10/18	450,770
425,000	Nissan Auto Lease Trust, Ser 2012-A, Class A3, 0.980%, 5/15/15	426,855

37

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 36.1% (Continued)
$17,427	RSB Bondco. LLC, Ser 2007-A, Class A1, 5.470%, 10/1/14	$17,642
550,000	Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Class A3, 144a, 1.400%, 10/15/14	550,878
562,327	Santander Drive Auto Receivables Trust, Ser 2010-1, Class A3, 1.840%, 11/17/14	566,279
325,000	Santander Drive Auto Receivables Trust, Ser 2011-1, Class A3, 1.280%, 1/15/15	326,392
490,000	Santander Drive Auto Receivables Trust, Ser 2011-2, Class A3, 1.290%, 2/16/15	491,300
315,000	Santander Drive Auto Receivables Trust, Ser 2011-2, Class B, 2.660%, 1/15/16	320,071
240,000	Santander Drive Auto Receivables Trust, Ser 2012-1, Class A3, 1.490%, 10/15/15	240,975
635,000	Santander Drive Auto Receivables Trust, Ser 2012-2, Class A3, 1.220%, 12/15/15	638,507
390,000	Santander Drive Auto Receivables Trust, Ser 2012-2, Class B, 2.090%, 8/15/16	392,639
350,000	Santander Drive Auto Receivables Trust, Ser 2012-3, Class A3, 1.080%, 4/15/16	350,442
161,528	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	177,943
198,178	Small Business Administration Participation Certificates, Ser 2004-20B, Class 1, 4.720%, 2/1/24	217,738
196,568	Small Business Administration Participation Certificates, Ser 2005-20G, Class 1, 4.750%, 7/1/25	218,803
155,848	Small Business Administration Participation Certificates, Ser 2007-10E, Class 1, 5.250%, 9/1/17	166,330
425,700	Sonic Capital LLC, Ser 2011-1A, Class A2, 144a, 5.438%, 5/20/18	447,746
40,035	Tax Liens Securitization Trust, Ser 2010-1A, Class 1A2, 144a, 2.000%, 4/15/18	40,059
23,271	Tax Liens Securitization Trust, Ser 2010-1A, Class 2A2, 144a, 2.000%, 4/15/18	23,285
238,500	Textainer Marine Containers Ltd., Ser 2011-1A, Class A, 144a, 4.700%, 6/15/26	244,606
66,395	United States Small Business Adminis- tration, Ser 2005-P10A, Class 1, 4.638%, 2/10/15	70,422
105,487	United States Small Business Adminis- tration, Ser 2006-P10A, Class 1, 5.408%, 2/10/16	114,455
206,570	United States Small Business Adminis- tration, Ser 2007-P10B, Class 1, 5.788%, 8/10/17	230,182
215,000	Volkswagen Auto Lease Trust, Ser 2011-A, Class A3, 1.200%, 10/20/14	216,607
350,000	Volvo Financial Equipment LLC, Ser 2012-1A, Class A4, 144a, 1.090%, 8/15/17	351,468
405,000	Westlake Automobile Receivables Trust, Ser 2011-1A, Class A3, 144a, 1.490%, 6/16/14	405,625
410,000	World Financial Network Credit Card Master Trust, Ser 2009-B, Class A, 3.790%, 5/15/16	410,610
370,000	World Financial Network Credit Card Master Trust, Ser 2009-D, Class A, 4.660%, 5/15/17	384,380
685,000	World Financial Network Credit Card Master Trust, Ser 2010-A, Class A, 3.960%, 4/15/19	740,527
	Total Asset-Backed Securities	$21,058,948

Shares

	Investment Fund — 1.1%
663,378	Touchstone Institutional Money Market Fund^	$663,378

	Total Investment Securities —100.3%
	(Cost $58,014,033)	$58,575,993

	Liabilities in Excess of Other Assets — (0.3%)	(187,300)

	Net Assets — 100.0%	$58,388,693

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

38

Touchstone Short Duration Fixed Income Fund (Continued)

MTN -Medium Term Note

NCUA - National Credit Union Administration

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $10,226,578 or 17.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$14,543,591	$—	$14,543,591
U.S. Treasury Obligations	—	1,604,344	—	1,604,344
Commercial Mortgage-Backed Securities	—	9,602,310	—	9,602,310
Non-Agency Collateralized Mortgage Obligations	—	1,027,035	—	1,027,035
U.S. Government Mortgage-Backed Obligations	—	3,417,544	—	3,417,544
U.S. Government Agency Obligations	—	2,022,004	—	2,022,004
Agency Collateralized Mortgage Obligations	—	3,141,518	—	3,141,518
Municipal Bonds	—	1,495,321	—	1,495,321
Asset-Backed Securities	—	21,058,948	—	21,058,948
Investment Fund	663,378	—	—	663,378
				$58,575,993

See accompanying Notes to Portfolio of Investments.

39

Portfolio of Investments

Touchstone Small Cap Core Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.1%

Financials — 21.9%
Alleghany Corp.*	19,849	$6,743,698
Eaton Vance Corp.†	512,941	13,823,760
Hatteras Financial Corp. REIT	309,763	8,859,222
MBIA, Inc.†*	1,066,929	11,533,502
Montpelier Re Holdings Ltd.	568,269	12,098,447
Tejon Ranch Co.*	300,979	8,614,019
UDR, Inc. REIT	316,691	8,183,295
White Mountains Insurance Group Ltd.	20,258	10,569,612
		80,425,555

Industrials — 20.5%
Alexander & Baldwin Holdings, Inc.*	342,942	18,261,662
Corrections Corp. of America	453,138	13,344,914
First Industrial Realty Trust, Inc. REIT*	627,744	7,922,129
Kaman Corp.	307,733	9,521,259
Knoll, Inc.	241,206	3,236,985
Old Dominion Freight Line, Inc.*	387,298	16,766,130
Tredegar Corp.	430,918	6,274,166
		75,327,245

Consumer Discretionary — 13.2%
American Eagle Outfitters, Inc.	410,991	8,108,852
Cabela's, Inc.*	430,425	16,274,369
Hasbro, Inc.	92,383	3,129,012
Service Corp. International	1,235,162	15,278,954
Sturm Ruger & Co., Inc.†	140,988	5,660,668
		48,451,855

Materials — 11.2%
Albemarle Corp.	279,750	16,684,290
Martin Marietta Materials, Inc.†	78,365	6,176,729
NewMarket Corp.	83,623	18,112,742
		40,973,761

Consumer Staples — 10.5%
Energizer Holdings, Inc.*	100,451	7,558,938
Nu Skin Enterprises, Inc.	315,532	14,798,451
Pricesmart, Inc.	237,072	16,004,731
		38,362,120

Energy — 8.8%
Atwood Oceanics, Inc.*	381,814	14,447,842
Kinder Morgan Management LLC†*	97,831	7,182,769
World Fuel Services Corp.	281,224	10,694,949
		32,325,560

Information Technology — 8.4%
Advent Software, Inc.*	339,270	9,197,610
Micrel, Inc.	975,848	9,299,831
ValueClick, Inc.*	760,550	12,465,414
		30,962,855

Health Care — 3.6%
Owens & Minor, Inc.	117,840	3,609,439
Tenet Healthcare Corp.*	1,849,887	9,693,408
		13,302,847
Total Common Stocks		$360,131,798

Investment Funds — 8.2%
Invesco Government & Agency Portfolio**	24,362,937	24,362,937
Touchstone Institutional Money Market Fund^	5,696,182	5,696,182
Total Investment Funds		$30,059,119

Total Investment Securities —106.3%
(Cost $350,422,568)		$390,190,917

Liabilities in Excess of Other Assets — (6.3%)		(23,030,569)

Net Assets — 100.0%		$367,160,348

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $24,623,330.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

LLC- Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$360,131,798	$—	$—	$360,131,798
Investment Funds	30,059,119	—	—	30,059,119
				$390,190,917

See accompanying Notes to Portfolio of Investments.

40

Portfolio of Investments

Touchstone Small Cap Value Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.5%

Financials — 29.1%
Anworth Mortgage Asset Corp. REIT	77,620	$547,221
Astoria Financial Corp.	33,490	328,202
Brookline Bancorp, Inc.	50,090	443,296
Capitol Federal Financial, Inc.	55,367	657,760
Chesapeake Lodging Trust REIT	4,970	85,583
Dime Community Bancshares, Inc.	11,760	156,290
Evercore Partners, Inc. - Class A	25,825	604,047
First American Financial Corp.	36,190	613,782
First Financial Bancorp	1,070	17,099
Flagstone Reinsurance Holdings SA	82,430	660,264
Greenhill & Co., Inc.	17,730	632,074
Hanover Insurance Group, Inc. (The)	9,990	390,909
Healthcare Realty Trust, Inc. REIT	35	834
Hercules Technology Growth Capital, Inc.	51,789	587,287
Iberiabank Corp.	12,811	646,315
Infinity Property & Casualty Corp.	9,170	528,834
KBW, Inc.	50,730	834,508
Manning & Napier, Inc.	27,340	389,048
Medical Properties Trust, Inc. REIT	48,481	466,387
Potlatch Corp. REIT	32,620	1,041,883
Sterling Bancorp/NY	30,705	306,436
Washington Federal, Inc.	1,310	22,126
		9,960,185

Industrials — 16.5%
Apogee Enterprises, Inc.	18,078	290,513
Brady Corp. - Class A	11,325	311,551
Briggs & Stratton Corp.	19,140	334,759
Harsco Corp.	26,900	548,222
Knight Transportation, Inc.	46,650	745,934
Knoll, Inc.	42,340	568,203
McGrath Rentcorp	6,839	181,234
Primoris Services Corp.	20,770	249,240
Regal-Beloit Corp.	2,770	172,460
Resources Connection, Inc.	56,655	696,856
Ryder System, Inc.	14,360	517,104
Steelcase, Inc. - Class A	36,660	331,040
United Stationers, Inc.	20,440	550,858
Universal Forest Products, Inc.	4,310	168,004
		5,665,978

Consumer Discretionary — 14.5%
Columbia Sportswear Co.	10,650	571,053
Cooper Tire & Rubber Co.	40,450	709,493
Finish Line, Inc. (The) - Class A	3,370	70,467
Fred's, Inc. - Class A	13,539	207,011
Hillenbrand, Inc.	18,740	344,441
Jones Group, Inc. (The)	82,562	789,293
Men's Wearhouse, Inc. (The)	14,805	416,613
Meredith Corp.†	21,265	679,204
Regis Corp.	19,920	357,763
Sotheby's	15,980	533,093
Stewart Enterprises, Inc. - Class A	39,650	283,101
		4,961,532

Information Technology — 11.5%
ADTRAN, Inc.	18,005	543,571
Brooks Automation, Inc.	46,060	434,806
Cohu, Inc.	36,396	369,783
Intersil Corp. - Class A	78,260	833,469
Methode Electronics, Inc.	47,820	406,948
Micrel, Inc.	81,215	773,979
Tessera Technologies, Inc.	38,650	594,050
		3,956,606

Materials — 9.5%
A Schulman, Inc.	2,050	40,692
AK Steel Holding Corp.†	95,760	562,111
AMCOL International Corp.	18,880	534,493
Commercial Metals Co.	16,790	212,226
Globe Specialty Metals, Inc.	49,100	659,413
Kaiser Aluminum Corp.	7,845	406,685
Noranda Aluminum Holding Corp.	16,130	128,395
PolyOne Corp.	50,820	695,218
Titanium Metals Corp.	2,190	24,769
		3,264,002

Energy — 7.5%
Bristow Group, Inc.	18,915	769,273
EXCO Resources, Inc.†	60,590	459,878
Tidewater, Inc.	7,650	354,654
Tsakos Energy Navigation Ltd.	51,450	250,562
W&T Offshore, Inc.	49,150	751,995
		2,586,362

Health Care — 4.1%
Meridian Bioscience, Inc.†	28,755	588,327
STERIS Corp.	26,140	820,012
		1,408,339

Consumer Staples — 2.9%
Fresh Del Monte Produce, Inc.	24,440	573,607
Universal Corp.	9,120	422,530
		996,137

Utilities — 1.8%
El Paso Electric Co.	18,270	605,833

Telecommunication Services — 0.1%
NTELOS Holdings Corp.	963	18,153
Total Common Stocks		$33,423,127

Investment Funds — 7.0%
Invesco Government & Agency Portfolio**	1,832,811	1,832,811
Touchstone Institutional Money Market Fund^	566,131	566,131
Total Investment Funds		$2,398,942

41

Touchstone Small Cap Value Fund (Continued)

Market
Value

Total Investment Securities —104.5%
(Cost $35,713,098)	$35,822,069

Liabilities in Excess of Other Assets — (4.5%)	(1,549,435)

Net Assets — 100.0%	$34,272,634

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $1,773,184.

**	Represents collateral for securities loaned.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$33,423,127	$—	$—	$33,423,127
Investment Funds	2,398,942	—	—	2,398,942
				$35,822,069

See accompanying Notes to Portfolio of Investments.

42

Portfolio of Investments

Touchstone Total Return Bond Fund – June 30, 2012 (Unaudited)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 1.2%
$5,107	FHA Reilly, 6.840%, 6/1/14	$4,904
28,629	FHA USGI, 7.430%, 8/1/23	28,629
223,406	Small Business Administration Participation Certificates, 5.340%, 11/1/21	247,105
89,771	Small Business Administration Participation Certificates, 6.150%, 2/1/18	97,418
5,758	Small Business Administration Participation Certificates, 7.400%, 8/1/12	5,799
1,150,000	Tennessee Valley Authority, 4.650%, 6/15/35	1,372,182
	Total U.S. Government Agency Obligations	$1,756,037

	U.S. Treasury Obligations — 6.1%
2,900,000	U.S. Treasury Note, 0.750%, 3/31/13	2,911,667
1,300,000	U.S. Treasury Note, 3.625%, 2/15/21	1,534,812
1,900,000	U.S. Treasury Strip, Principal, 0.000%, 8/15/25#	1,402,690
2,250,000	U.S. Treasury Strip, Principal, 0.000%, 8/15/30#	1,393,063
3,030,000	U.S. Treasury Strip, Principal, 0.000%, 8/15/35#	1,562,392
	Total U.S. Treasury Obligations	$8,804,624

	Corporate Bonds — 32.1%

	Financials — 10.1%
350,000	Ally Financial, Inc., 6.875%, 8/28/12	352,188
194,000	American Express Credit Corp., 5.125%, 8/25/14	209,574
1,375,000	American Express Credit Corp. MTN, 1.750%, 6/12/15	1,390,617
105,000	Bank of America Corp., 6.500%, 8/1/16	115,304
138,000	Caterpillar Financial Services Corp., 6.125%, 2/17/14	149,858
945,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	1,117,036
841,011	EJM Airport LLC, 6.271%, 5/15/20	938,845
1,417,000	Ford Motor Credit Co. LLC, 5.625%, 9/15/15	1,540,075
1,204,000	General Electric Capital Corp. MTN, 5.625%, 5/1/18	1,384,046
153,000	MetLife, Inc., 5.000%, 11/24/13	162,133
1,260,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	1,825,721
150,000	Private Export Funding Corp., 4.300%, 12/15/21	176,545
1,500,000	Provident Cos, Inc., 7.000%, 7/15/18	1,722,873
166,000	Toyota Motor Credit Corp. MTN, 2.050%, 1/12/17	169,675
178,000	Travelers Property Casualty Corp., 5.000%, 3/15/13	183,504
203,000	US Bancorp MTN, 2.200%, 11/15/16	209,365
2,000,000	USB Capital IX, 3.500%, 12/31/49(A)	1,539,400
1,500,000	Wachovia Capital Trust III, 5.570%, 12/31/49(A)	1,432,500
		14,619,259

	Industrials — 8.1%
67,326	Astro Offshore Corp., 6.000%, 12/20/19	76,732
188,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 7.750%, 5/15/16	193,405
151,253	Burlington Northern and Santa Fe Railway Co. 1998-C Pass Through Trust, 6.230%, 7/2/18	167,581
118,290	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	127,865
119,000	Canal Barge Co., Inc., 4.500%, 11/12/34	145,418
943,371	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	1,025,916
707,579	CSX Transportation, Inc., 6.251%, 1/15/23	827,868
300,000	CSX Transportation, Inc., 6.550%, 6/15/13	316,370
1,264,381	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.950%, 5/23/19	1,343,405
350,250	Federal Express Corp. 1998 Pass Through Trust, 6.845%, 1/15/19	394,032
95,741	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/22	115,368
1,350,000	Kansas City Southern DE Mexico SA DE CV, 8.000%, 2/1/18	1,503,630
208,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	245,777
1,281,183	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	1,458,140
184,301	Sterling Equipment, 6.125%, 9/28/19	208,297
105,000	Union Electric Co., 6.700%, 2/1/19	132,225
151,960	Union Pacific Railroad Co. 2001 Pass Through Trust, 6.630%, 1/27/22	174,840
404,857	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	439,761
599,295	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	689,801
186,000	United Rentals North America, Inc., 9.250%, 12/15/19	206,460
1,738,000	Vessel Management Services, Inc., 5.125%, 4/16/35	2,017,818
		11,810,709

	Utilities — 5.4%
874,123	Bruce Mansfield Unit, 6.850%, 6/1/34	910,312
450,000	California Water Service Co., 5.500%, 12/1/40	550,182
1,200,000	Commonwealth Edison Co., 5.900%, 3/15/36	1,556,303

43

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 32.1% (Continued)

	Utilities — (Continued)
$1,330,000	Dominion Resources, Inc./VA, 2.770%, 9/30/66(A)	$1,192,349
1,230,000	Entergy Louisiana LLC, 4.440%, 1/15/26	1,366,366
99,000	National Fuel Gas Co., 8.750%, 5/1/19	124,067
375,000	Nevada Power Co., 5.875%, 1/15/15	417,485
190,000	Nevada Power Co., 6.500%, 8/1/18	235,332
1,000,000	NextEra Energy Capital Holdings, Inc., 6.350%, 10/1/66(A)	1,020,000
203,000	Ohio Power Co., 5.500%, 3/1/13	209,260
264,000	Xcel Energy, Inc., 5.613%, 4/1/17	305,992
		7,887,648

	Consumer Discretionary — 2.1%
165,000	CBS Corp., 3.375%, 3/1/22	164,389
160,000	Express Scripts Holding Co., 6.250%, 6/15/14	174,943
189,000	Johnson Controls, Inc., 1.750%, 3/1/14	191,708
136,000	Novartis Capital Corp., 2.900%, 4/24/15	143,882
361,000	PulteGroup, Inc., 5.250%, 1/15/14	370,928
161,000	QVC, Inc., 144a, 7.500%, 10/1/19	178,710
161,000	Rent-A-Center, Inc. TX, 6.625%, 11/15/20	171,465
1,125,000	Royal Caribbean Cruises Ltd., 7.000%, 6/15/13	1,170,000
186,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	211,027
127,000	Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC, 3.000%, 6/15/15	133,654
161,000	Time Warner Cable, Inc., 6.750%, 7/1/18	196,127
		3,106,833

	Consumer Staples — 2.0%
1,162,915	American Airlines 2011-1 Class B Pass Through Trust, 144a, 7.000%, 1/31/18	1,151,286
1,310,932	CVS Pass-Through Trust, 6.036%, 12/10/28	1,478,482
94,000	Lorillard Tobacco Co., 8.125%, 6/23/19	116,661
143,000	PepsiCo, Inc., 2.500%, 5/10/16	150,128
		2,896,557

	Telecommunication Services — 1.4%
156,000	AT&T, Inc., 5.100%, 9/15/14	170,325
125,000	Cellco Partnership / Verizon Wireless Capital LLC, 8.500%, 11/15/18	171,048
1,500,000	SBA Tower Trust, 144a, 4.254%, 4/15/15	1,568,728
170,000	Vodafone Group PLC, 1.625%, 3/20/17	170,029
		2,080,130

	Health Care — 1.2%
122,000	Gilead Sciences, Inc., 2.400%, 12/1/14	125,737
1,075,000	HCA, Inc., 7.250%, 9/15/20	1,182,500
237,000	Medtronic, Inc., 3.000%, 3/15/15	251,497
161,000	UnitedHealth Group, Inc., 4.875%, 2/15/13	165,095
		1,724,829

	Energy — 0.8%
115,000	Canadian Natural Resources Ltd., 3.450%, 11/15/21	119,193
103,000	Chesapeake Energy Corp., 6.625%, 8/15/20	101,970
400,000	Chesapeake Energy Corp., 6.875%, 11/15/20	394,000
51,000	Petrobras International Finance Co. - Pifco, 3.500%, 2/6/17	52,351
189,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	204,120
227,000	Tesoro Corp., 9.750%, 6/1/19	256,510
		1,128,144

	Transportation — 0.7%
736,000	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	983,465

	Materials — 0.2%
128,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	125,936
108,000	Teck Resources Ltd., 10.250%, 5/15/16	120,555
		246,491

	Information Technology — 0.1%
127,000	Applied Materials, Inc., 2.650%, 6/15/16	132,966
	Total Corporate Bonds	$46,617,031

	U.S. Government Mortgage-Backed Obligations — 21.8%
611,562	FHLMC, Pool #A89148, 4.000%, 10/1/39	649,432
236,601	FNMA, Pool #465711, 4.680%, 8/1/28	263,650
1,684,280	FNMA, Pool #469616, 3.500%, 11/1/21	1,791,292
1,700,000	FNMA, Pool #469667, 3.540%, 12/1/21	1,804,175
2,400,435	FNMA, Pool #745275, 5.000%, 2/1/36	2,610,504
1,117,766	FNMA, Pool #745418, 5.500%, 4/1/36	1,226,056
120,982	FNMA, Pool #874210, 5.260%, 1/1/25	142,807
79,631	FNMA, Pool #888829, 5.832%, 6/1/37	94,028
176,157	FNMA, Pool #958736, 4.940%, 5/1/19	201,124
179,716	FNMA, Pool #AA3414, 4.500%, 3/1/39	192,858
667,524	FNMA, Pool #AB1152, 4.000%, 6/1/25	710,330
590,528	FNMA, Pool #AB3395, 4.500%, 8/1/41	641,128
360,620	FNMA, Pool #AB3876, 4.000%, 11/1/41	387,876
453,763	FNMA, Pool #AD0101, 4.879%, 7/1/19	521,353
521,235	FNMA, Pool #AD0166, 4.876%, 8/1/19	599,246
193,271	FNMA, Pool #AD0342, 4.639%, 10/1/19	220,986
417,929	FNMA, Pool #AD0786, 4.501%, 1/1/20	475,333

44

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 21.8% (Continued)
$537,998	FNMA, Pool #AD0910, 4.601%, 4/1/20	$603,555
210,025	FNMA, Pool #AD1608, 4.000%, 2/1/25	223,493
1,142,442	FNMA, Pool #AD1656, 4.500%, 3/1/40	1,229,559
561,258	FNMA, Pool #AE0209, 4.331%, 6/1/20	635,956
1,208,770	FNMA, Pool #AE0446, 4.086%, 9/1/20	1,353,756
1,222,696	FNMA, Pool #AE2771, 3.500%, 8/1/26	1,308,575
1,135,897	FNMA, Pool #AE8886, 3.500%, 12/1/25	1,201,480
598,710	FNMA, Pool #AH1519, 3.500%, 12/1/25	633,278
411,816	FNMA, Pool #AH6301, 4.000%, 5/1/26	438,482
313,664	FNMA, Pool #AH8854, 4.500%, 4/1/41	340,469
271,637	FNMA, Pool #AI1856, 4.500%, 5/1/41	298,038
466,418	FNMA, Pool #AJ2212, 4.500%, 10/1/41	509,418
430,794	FNMA, Pool #AL0247, 4.000%, 4/1/41	467,028
86,796	GNMA, Pool #4441, 5.000%, 5/20/39	92,082
2,621,707	GNMA, Pool #5276, 3.000%, 1/20/27	2,778,120
1,229,853	GNMA, Pool #710077, 4.700%, 5/20/61	1,369,422
284,554	GNMA, Pool #751408, 4.826%, 6/20/61	321,248
764,909	GNMA, Pool #751409, 4.626%, 7/20/61	842,043
413,653	GNMA, Pool #752631, 4.500%, 10/20/40	460,008
731,897	GNMA, Pool #756686, 4.697%, 9/20/61	817,490
563,202	GNMA, Pool #757327, 4.295%, 7/20/61	624,878
2,358,908	GNMA, Pool #766517, 4.661%, 4/20/62	2,645,591
	Total U.S. Government Mortgage-Backed Obligations	$31,726,147

	Commercial Mortgage-Backed Securities — 5.6%
163,745	Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR5, Class A4, 4.831%, 7/11/42	167,663
1,500,000	Citigroup Commercial Mortgage Trust, Ser 2007-C6, Class A4, 5.889%, 12/10/49(A)	1,731,846
505,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	353,529
1,465,750	Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Class A5, 5.224%, 4/10/37(A)	1,601,833
1,500,000	GS Mortgage Securities Corp. II, Ser 2007-GG10, Class A4, 5.979%, 8/10/45(A)	1,664,721
140,108	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP1, Class A2, 4.625%, 3/15/46	141,302
200,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Class AM, 4.999%, 10/15/42(A)	214,060
505,385	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB17, Class A3, 5.450%, 12/12/43	508,651
380,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2007-LDPX, Class A3S, 5.317%, 1/15/49	389,754
1,400,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-3, Class AM, 5.456%, 7/12/46(A)	1,417,923
	Total Commercial Mortgage-Backed Securities	$8,191,282

	Non-Agency Collateralized Mortgage Obligation — 0.2%
220,960	Federal Agricultural Mortgage Corp., Ser AM-1003, Class 1, 6.774%, 4/25/13(A)	235,357

	Agency Collateralized Mortgage Obligations — 7.7%
685,000	GNMA, Ser 2008-39, Class B, 4.549%, 6/16/28	713,193
271,184	GNMA, Ser 2009-114, Class A, 3.103%, 12/16/38	280,398
800,000	GNMA, Ser 2009-27, Class B, 4.353%, 2/16/41	868,083
451,996	GNMA, Ser 2009-86, Class A, 3.536%, 9/16/35	472,908
778,759	GNMA, Ser 2010-49, Class A, 2.870%, 3/16/51	805,163
740,335	GNMA, Ser 2011-147, Class A, 2.174%, 7/16/38	761,569
1,264,365	GNMA, Ser 2011-31, Class A, 2.210%, 12/16/35	1,289,766
1,043,627	GNMA, Ser 2011-47, Class A, 2.070%, 4/16/32	1,060,636
722,644	GNMA, Ser 2012-22, Class AB, 1.661%, 3/16/33	731,990
2,492,276	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	2,583,116
1,497,437	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,626,548
	Total Agency Collateralized Mortgage Obligations	$11,193,370

	Asset-Backed Securities — 20.0%
650,499	CenterPoint Energy Transition Bond Co. LLC, Ser 2009-1, Class A1, 1.833%, 2/15/16	661,786
136,139	CNH Equipment Trust, Ser 2010-C, Class A3, 1.170%, 5/15/15	136,614
140,000	CNH Equipment Trust, Ser 2012-A, Class A3, 0.940%, 5/15/17	140,432

45

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 20.0% (Continued)
$575,000	FPL Recovery Funding LLC, Ser 2007-A, Class A4, 5.256%, 8/1/21	$681,019
189,000	Honda Auto Receivables Owner Trust, Ser 2009-3, Class A4, 3.300%, 9/15/15	190,566
1,325,000	JCP&L Transition Funding LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	1,655,096
117,903	Oncor Electric Delivery Transition Bond Co. LLC, Ser 2003-1, Class A3, 4.950%, 2/15/15	119,423
131,054	Small Business Administration Participation Certificates, Ser 2001-20A, Class 1, 6.290%, 1/1/21	145,490
271,760	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	305,059
21,525	Small Business Administration Participation Certificates, Ser 2003-10B, Class 1, 3.390%, 3/1/13	21,700
639,554	Small Business Administration Participation Certificates, Ser 2003-20B, Class 1, 4.840%, 2/1/23	705,273
186,261	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	205,489
121,798	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	135,034
754,601	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	837,580
132,001	Small Business Administration Participation Certificates, Ser 2005-10E, Class 1, 4.540%, 9/1/15	137,057
380,884	Small Business Administration Participation Certificates, Ser 2005-20B, Class 1, 4.625%, 2/1/25	420,390
506,349	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	568,058
426,418	Small Business Administration Participation Certificates, Ser 2006-20B, Class 1, 5.350%, 2/1/26	477,169
243,583	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	278,009
332,944	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	377,938
463,160	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	520,113
1,624,451	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	1,847,342
191,756	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	218,097
408,403	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	468,279
405,714	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	462,198
974,704	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	1,103,271
1,355,877	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	1,586,239
1,449,619	Small Business Administration Participation Certificates, Ser 2009-20B, Class 1, 4.760%, 2/1/29	1,645,407
1,466,727	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	1,637,454
371,054	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	411,246
1,735,246	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	1,950,456
108,466	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	122,352
420,013	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	462,081
1,085,566	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,154,539
2,000,000	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	2,013,038
2,600,000	Small Business Administration Participation Certificates, Ser 2012-20E, Class 1, 2.380%, 5/1/32	2,628,111
2,600,000	Small Business Administration Participation Certificates, Ser 2012-20F, Class 1, 2.420%, 6/1/32	2,614,929
	Total Asset-Backed Securities	$29,044,334

	Sovereign Government Obligations — 1.1%
17,073	Ecuador Government AID Bond, 7.050%, 5/1/15	19,188

46

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 1.1% (Continued)
$500,000	FHLMC, 3.750%, 3/27/19	$577,516
785,000	Israel Government AID Bond, 5.500%, 9/18/33	1,060,336
	Total Sovereign Government Obligations	$1,657,040

	Investment Fund — 2.9%
4,278,637	Touchstone Institutional Money Market Fund^	4,278,637

	Total Investment Securities —98.7%
	(Cost $140,099,291)	$143,503,859

	Other Assets in Excess of Liabilities — 1.3%	1,847,175

	Net Assets — 100.0%	$145,351,034

#	Strips Security - Zero Coupon Bond.

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

FHA - Federal Housing Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN -Medium Term Note

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $2,898,724 or 2.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investment.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$1,756,037	$—	$1,756,037
U.S. Treasury Obligations	—	8,804,624	—	8,804,624
Corporate Bonds	—	46,617,031	—	46,617,031
U.S. Government Mortgage-Backed Obligations	—	31,726,147	—	31,726,147
Commercial Mortgage-Backed Securities	—	8,191,282	—	8,191,282
Agency Collateralized Mortgage Obligations	—	11,193,370	—	11,193,370
Asset-Backed Securities	—	29,044,334	—	29,044,334
Sovereign Government Obligations	—	1,657,040	—	1,657,040
Investment Fund	4,278,637	—	—	4,278,637
Non-Agency Colloratized Mortgage Obgliation	—	235,357	—	235,357
				$143,503,859

See accompanying Notes to Portfolios of Investments.

47

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2012 (Unaudited)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 19.4%
$2,300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2002-2, Class C, 5.315%, 7/11/43	$2,298,349
777,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2004-4, Class A6, 4.877%, 7/10/42(A)	825,630
1,295,865	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2004-6, Class A3, 4.512%, 12/10/42	1,307,506
39,658	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-2, Class A4, 4.783%, 7/10/43(A)	39,648
355,888	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-3, Class ASB, 4.589%, 7/10/43	367,425
2,320,041	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-4, Class ASB, 4.867%, 7/10/45	2,415,318
1,934,508	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-2, Class A2, 5.713%, 5/10/45	1,934,115
571,830	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-1, Class A2, 5.381%, 1/15/49	571,539
1,119,417	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-5, Class A2, 5.434%, 2/10/51	1,120,325
2,718,421	Bear Stearns Commercial Mortgage Securities, Ser 2000-WF2, Class E, 8.050%, 10/15/32(A)	2,830,108
913,003	Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Class A2, 5.286%, 6/11/41(A)	939,524
252,380	Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Class A2, 5.330%, 1/12/45	252,251
2,200,000	CDC Commercial Mortgage Trust, Ser 2002-FX1, Class D, 6.005%, 5/15/35	2,201,756
2,640,345	Commercial Mortgage Asset Trust, Ser 1999-C1, Class A4, 6.975%, 1/17/32(A)	2,722,095
3,400,000	Commercial Mortgage Pass Through Certificates, Ser 2001-J2A, Class B, 144a, 6.304%, 7/16/34	3,410,741
873,256	Credit Suisse First Boston Mortgage Securities Corp., Ser 1998-C2, Class D, 7.130%, 11/15/30	897,790
1,889,380	Credit Suisse First Boston Mortgage Securities Corp., Ser 2002-CP5, Class A2, 4.940%, 12/15/35	1,900,127
720,298	Credit Suisse First Boston Mortgage Securities Corp., Ser 2003-C4, Class A4, 5.137%, 8/15/36(A)	742,489
2,668,196	Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-C5, Class A3, 5.100%, 8/15/38(A)	2,693,400
370,837	Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Class A2, 6.008%, 6/15/38(A)	372,470
1,293,279	Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Class A2, 5.448%, 1/15/49(A)	1,307,232
2,798,301	Credit Suisse Mortgage Capital Certificates, Ser 2007-C5, Class A2, 5.589%, 9/15/40	2,797,268
3,500,000	GMAC Commercial Mortgage Securities, Inc., Ser 1998-C1, Class F, 7.111%, 5/15/30(A)	3,510,150
178,260	GMAC Commercial Mortgage Securities, Inc., Ser 2004-C3, Class A4, 4.547%, 12/10/41	178,587
2,185,000	Greenwich Capital Commercial Funding Corp., Ser 2002-C1, Class J, 144a, 6.306%, 1/11/35(A)	2,189,453
638,257	Greenwich Capital Commercial Funding Corp., Ser 2003-C2, Class A3, 4.533%, 1/5/36	638,014
343,936	GS Mortgage Securities Corp. II, Ser 2003-C1, Class A3, 4.608%, 1/10/40	347,199
227,892	GS Mortgage Securities Corp. II, Ser 2007-GG10, Class A2, 5.778%, 8/10/45(A)	229,768
2,750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2002-C3, Class B, 5.146%, 7/12/35(A)	2,757,868
2,750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2002-CIB5, Class B, 5.308%, 10/12/37	2,775,259
496,830	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2003-CB6, Class A1, 4.393%, 7/12/37	499,465
729,016	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2003-PM1A, Class A3, 5.169%, 8/12/40(A)	735,791
216,080	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-CBX, Class A4, 4.529%, 1/12/37	216,058
459,468	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-LN2, Class A1, 4.475%, 7/15/41	461,667
1,578,669	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-CB12, Class A3A2, 4.928%, 9/12/37	1,602,256

48

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 19.4% (Continued)
$359,251	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP1, Class A2, 4.625%, 3/15/46	$362,314
265,523	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP2, Class A3A, 4.678%, 7/15/42	269,595
2,475,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Class A3A2, 4.903%, 10/15/42	2,474,537
298,345	LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Class A2, 5.840%, 7/15/44(A)	298,314
945,100	LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Class A3, 4.830%, 11/15/27	961,170
559,000	LB-UBS Commercial Mortgage Trust, Ser 2004-C2, Class A4, 4.367%, 3/15/36	584,479
452,445	LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Class A2, 5.103%, 11/15/30	455,752
344,471	LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Class AAB, 5.170%, 11/15/30	360,045
448,065	LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Class A2, 5.868%, 6/15/32(A)	448,588
108,275	Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Class A3, 4.893%, 11/12/35	109,755
321,581	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-2, Class A2, 5.878%, 6/12/46(A)	326,327
3,640,679	Morgan Stanley Capital I, Ser 2007-IQ15, Class A2, 6.036%, 6/11/49(A)	3,640,636
109,370	Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Class A4, 6.390%, 7/15/33	109,310
289,406	Morgan Stanley Dean Witter Capital I, Ser 2002-IQ3, Class A4, 5.080%, 9/15/37	291,530
4,160,000	Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Class B, 5.040%, 3/12/35	4,222,932
3,000,000	Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Class C, 5.150%, 3/12/35	3,048,081
1,013,000	Nomura Asset Securities Corp., Ser 1998-D6, Class A2, 7.332%, 3/15/30(A)	1,034,288
5,000,000	Nomura Asset Securities Corp., Ser 1998-D6, Class A4, 7.912%, 3/15/30(A)	5,194,205
257,699	Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Class A1, 3.669%, 2/11/36	258,674
705,000	Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Class A2, 4.493%, 2/11/36	716,456
5,000,000	TIAA Retail Commercial Trust, Ser 2001-C1A, Class H, 144a, 5.770%, 6/19/33	5,251,810
84,066	Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Class A3, 4.608%, 12/15/35	84,561
1,409,422	Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Class A4, 5.030%, 1/15/41	1,422,383
2,314,350	Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Class APB, 5.037%, 3/15/42	2,367,083
1,488,426	Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Class APB, 5.090%, 7/15/42(A)	1,509,770
1,606,547	Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Class A2, 6.052%, 2/15/51(A)	1,604,759
	Total Commercial Mortgage-Backed Securities	$87,495,995

	U.S. Government Mortgage-Backed Obligations — 19.9%
342,745	FHLMC, Pool #1B2629, 2.566%, 11/1/34(A)	363,639
1,208,989	FHLMC, Pool #1B7189, 3.375%, 3/1/36(A)	1,290,204
495,738	FHLMC, Pool #1G1471, 2.528%, 1/1/37(A)	527,414
3,530,699	FHLMC, Pool #1H1354, 5.866%, 11/1/36(A)	3,768,956
264,357	FHLMC, Pool #1H2524, 2.386%, 8/1/35(A)	281,364
813,079	FHLMC, Pool #1J1813, 5.696%, 8/1/37(A)	855,909
710,965	FHLMC, Pool #1K1238, 2.475%, 7/1/36(A)	746,959
557,864	FHLMC, Pool #1L0087, 4.571%, 6/1/35(A)	589,436
644,430	FHLMC, Pool #1L1288, 2.375%, 5/1/36(A)	687,845

49

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 19.9% (Continued)
$628,177	FHLMC, Pool #1Q0080, 2.518%, 1/1/36(A)	$668,812
1,204,269	FHLMC, Pool #1Q0119, 2.644%, 9/1/36(A)	1,281,320
1,859,734	FHLMC, Pool #1Q0187, 2.538%, 12/1/36(A)	1,992,705
513,191	FHLMC, Pool #1Q0669, 3.071%, 11/1/37(A)	546,047
2,622,650	FHLMC, Pool #1Q1303, 5.599%, 11/1/36(A)	2,815,940
1,859,712	FHLMC, Pool #781515, 2.375%, 4/1/34(A)	1,974,982
1,256,159	FHLMC, Pool #782760, 6.045%, 11/1/36(A)	1,335,438
563,212	FHLMC, Pool #847795, 2.419%, 4/1/35(A)	596,448
424,568	FHLMC, Pool #848088, 2.370%, 4/1/35(A)	452,332
2,623,335	FHLMC, Pool #848539, 5.245%, 4/1/37(A)	2,817,441
3,113,170	FHLMC, Pool #848583, 2.420%, 1/1/36(A)	3,304,874
78,503	FHLMC, Pool #A92241, 5.000%, 5/1/40	85,074
49,133	FHLMC, Pool #A92646, 5.500%, 6/1/40	54,384
62,114	FHLMC, Pool #C03505, 5.500%, 6/1/40	67,672
61,350	FHLMC, Pool #G11072, 7.500%, 12/1/15	65,586
3,995,265	FHLMC, Pool #G11769, 5.000%, 10/1/20	4,278,189
2,620,924	FHLMC, Pool #G11773, 5.000%, 10/1/20	2,806,484
1,248,598	FHLMC, Pool #J10895, 4.000%, 10/1/19	1,332,374
821,328	FNMA, Pool #254868, 5.000%, 9/1/33	893,743
22,860	FNMA, Pool #519992, 7.000%, 10/1/14	23,981
17,332	FNMA, Pool #534851, 7.500%, 4/1/15	18,359
25,205	FNMA, Pool #535219, 7.500%, 3/1/15	26,555
122,757	FNMA, Pool #555646, 7.500%, 9/1/16	130,722
599,232	FNMA, Pool #679742, 2.939%, 1/1/40(A)	633,678
166,666	FNMA, Pool #681842, 2.250%, 2/1/33(A)	176,503
527,038	FNMA, Pool #681898, 2.250%, 4/1/33(A)	559,285
570,360	FNMA, Pool #725245, 2.302%, 2/1/34(A)	604,215
2,929,844	FNMA, Pool #725490, 2.758%, 4/1/34(A)	3,125,142
1,070,806	FNMA, Pool #735439, 6.000%, 9/1/19	1,156,588
326,201	FNMA, Pool #735539, 2.370%, 4/1/35(A)	346,071
228,430	FNMA, Pool #743207, 2.315%, 10/1/33(A)	242,403
258,910	FNMA, Pool #745467, 5.508%, 4/1/36(A)	277,937
530,560	FNMA, Pool #745790, 4.430%, 8/1/36(A)	564,143
2,865,200	FNMA, Pool #761411, 4.500%, 5/1/19	3,083,409
305,298	FNMA, Pool #784365, 2.299%, 5/1/34(A)	323,824
217,283	FNMA, Pool #804001, 2.310%, 10/1/34(A)	227,807
439,624	FNMA, Pool #806765, 2.309%, 11/1/34(A)	466,987
180,719	FNMA, Pool #809897, 2.749%, 3/1/35(A)	193,061
852,240	FNMA, Pool #810896, 2.235%, 1/1/35(A)	905,387
422,091	FNMA, Pool #813170, 2.575%, 1/1/35(A)	447,847
763,600	FNMA, Pool #813714, 2.079%, 1/1/35(A)	808,430
3,622,098	FNMA, Pool #813844, 2.238%, 1/1/35(A)	3,827,110
2,455,159	FNMA, Pool #825395, 2.469%, 7/1/35(A)	2,565,020
1,639,857	FNMA, Pool #827787, 2.297%, 5/1/35(A)	1,744,071
246,016	FNMA, Pool #828480, 2.658%, 6/1/35(A)	263,781
1,098,293	FNMA, Pool #839239, 4.954%, 9/1/35(A)	1,169,975
277,250	FNMA, Pool #888179, 2.768%, 2/1/37(A)	296,426
167,706	FNMA, Pool #888548, 2.364%, 5/1/35(A)	177,712
659,978	FNMA, Pool #889060, 6.000%, 1/1/38	735,338
528,142	FNMA, Pool #889061, 6.000%, 1/1/38	591,255
31,060	FNMA, Pool #889382, 5.500%, 4/1/38	34,506
1,569,826	FNMA, Pool #922674, 2.877%, 4/1/36(A)	1,680,778
1,838,964	FNMA, Pool #931676, 5.500%, 1/1/19	2,014,461
330,829	FNMA, Pool #950385, 5.687%, 8/1/37(A)	354,150
624,380	FNMA, Pool #995284, 5.500%, 3/1/20	678,503
2,711,467	FNMA, Pool #AA1150, 4.000%, 4/1/23	2,892,304
1,429,297	FNMA, Pool #AB1981, 3.500%, 12/1/20	1,514,947
25,229	FNMA, Pool #AD0941, 5.500%, 4/1/40	28,217
2,364,408	FNMA, Pool #AE0727, 4.000%, 10/1/20	2,519,162
435,412	FNMA, Pool #AE5441, 5.000%, 10/1/40	473,529
623,395	FNMA, Pool #AI6588, 4.000%, 7/1/26	663,761
522,909	FNMA, Pool #AI8506, 4.000%, 8/1/26	556,768
567,969	FNMA, Pool #AL0211, 5.000%, 4/1/41	630,469
2,982,706	FNMA, Pool #AL0478, 2.686%, 4/1/36(A)	3,176,216
1,208,957	FNMA, Pool #AL0543, 5.000%, 7/1/41	1,323,944
1,084,550	FNMA, Pool #MA0629, 3.500%, 1/1/21	1,150,224
4,509,204	FNMA, Pool #MA0740, 3.500%, 5/1/21	4,777,297
1,077,886	GNMA, Pool #80826, 1.625%, 2/20/34(A)	1,117,681

50

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 19.9% (Continued)
$666,909	GNMA, Pool #80889, 1.750%, 4/20/34(A)	$693,142
972,401	GNMA, Pool #81016, 1.625%, 8/20/34(A)	1,005,708
	Total U.S. Government Mortgage-Backed Obligations	$89,480,360

	Agency Collateralized Mortgage Obligations — 5.1%
1,750,000	FHLMC Reference REMIC, Ser -R004, Class VG, 6.000%, 8/15/21	1,809,685
596,698	FHLMC REMIC, Ser -2571, Class FN, 0.892%, 8/15/32(A)	597,721
103,031	FHLMC REMIC, Ser -2575, Class LM, 4.500%, 5/15/32	104,148
288,050	FHLMC REMIC, Ser -2586, Class WA, 4.000%, 12/15/32	294,427
506,190	FHLMC REMIC, Ser -2590, Class UL, 3.750%, 3/15/32	537,535
501,484	FHLMC REMIC, Ser -2594, Class YA, 4.000%, 4/15/23	531,446
563,979	FHLMC REMIC, Ser -2639, Class JE, 5.000%, 1/15/32	576,342
1,476,210	FHLMC REMIC, Ser -2770, Class FH, 0.642%, 3/15/34(A)	1,477,929
350,702	FHLMC REMIC, Ser -2904, Class CA, 5.000%, 4/15/19	362,270
670,508	FHLMC REMIC, Ser -2977, Class NY, 5.500%, 5/15/33	692,390
200,483	FHLMC REMIC, Ser -3076, Class ND, 5.250%, 4/15/33	201,415
350,681	FHLMC REMIC, Ser -3104, Class BA, 5.500%, 6/15/24	361,588
1,488,000	FHLMC REMICS, Ser -2778, Class BR, 5.000%, 6/15/33	1,563,644
636,424	FNMA REMICS, Ser 2003-119, Class PU, 4.000%, 11/25/33	663,216
71,584	FNMA REMICS, Ser 2003-129, Class PW, 4.500%, 7/25/33	71,878
190,151	FNMA REMICS, Ser 2003-19, Class ME, 4.000%, 1/25/33	198,024
297,217	FNMA REMICS, Ser 2003-33, Class AM, 4.250%, 5/25/33	325,968
350,565	FNMA REMICS, Ser 2003-33, Class AU, 4.000%, 3/25/33	368,004
230,131	FNMA REMICS, Ser 2003-51, Class PH, 5.500%, 10/25/31	230,808
1,678,458	FNMA REMICS, Ser 2003-81, Class FE, 0.745%, 9/25/33(A)	1,683,389
475,038	FNMA REMICS, Ser 2004-96, Class LF, 1.245%, 12/25/34(A)	475,232
1,092,245	FNMA REMICS, Ser 2005-83, Class TJ, 5.000%, 7/25/31	1,105,072
1,600,000	FNMA REMICS, Ser 2005-88, Class PC, 5.000%, 4/25/31	1,627,691
156,262	FNMA REMICS, Ser 2007-9, Class YA, 5.500%, 3/25/37	156,837
1,174,153	FNMA REMICS, Ser 2008-35, Class IO, 4.500%, 4/25/23	77,430
414,030	FNMA REMICS, Ser 2008-95, Class AD, 4.500%, 12/25/23	437,249
4,492,134	FNMA REMICS, Ser 2009-80, Class EJ, 4.500%, 3/25/27	4,638,187
1,554,034	FNMA REMICS, Ser 2010-54, Class NA, 4.500%, 10/25/39	1,629,526
	Total Agency Collateralized Mortgage Obligations	$22,799,051

	Corporate Bonds — 24.4%

	Financials — 11.7%
1,800,000	American Express Centurion Bank, 5.550%, 10/17/12	1,825,295
200,000	American Honda Finance Corp., 144a, 2.375%, 3/18/13	202,410
2,000,000	Arden Realty LP, REIT, 5.250%, 3/1/15	2,156,628
1,350,000	Bank of America Corp., 5.375%, 9/11/12	1,360,188
2,794,000	Boston Properties LP, 6.250%, 1/15/13	2,868,611
3,500,000	CDP Financial, Inc., 144a, 3.000%, 11/25/14	3,680,456
3,000,000	Citigroup Funding, Inc., 1.875%, 11/15/12	3,019,011
1,500,000	Daimler Finance North America LLC, 6.500%, 11/15/13	1,607,916
4,090,000	Duke Realty LP, 6.250%, 5/15/13	4,227,215
1,200,000	ERAC USA Finance LLC, 144a, 2.250%, 1/10/14	1,207,204
5,425,000	ERP Operating LP, 5.200%, 4/1/13	5,586,622
2,200,000	European Investment Bank, 3.000%, 4/8/14	2,287,903
3,425,000	International Bank for Reconstruction & Development, 0.800%, 7/13/12	3,425,428
1,800,000	John Deere Capital Corp. MTN, 2.950%, 3/9/15	1,900,642
2,450,000	KFW, 3.500%, 3/10/14	2,571,809
2,600,000	Liberty Property LP, 6.375%, 8/15/12	2,617,191
4,135,000	Nationwide Health Properties, Inc., 6.250%, 2/1/13	4,246,699
325,000	Royal Bank of Canada MTN, 2.100%, 7/29/13	330,409
1,000,000	Simon Property Group LP, 6.750%, 5/15/14	1,083,905
3,300,000	US Central Federal Credit Union, 1.900%, 10/19/12	3,316,629
753,000	WCI Finance LLC / WEA Finance LLC, 144a, 5.400%, 10/1/12	760,480
1,350,000	WEA Finance LLC / WT Finance Aust Pty Ltd., 144a, 7.500%, 6/2/14	1,472,967
1,045,000	Xstrata Finance Canada Ltd., 144a, 2.850%, 11/10/14	1,064,866
		52,820,484

51

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 24.4% (Continued)

	Energy — 4.5%
$1,300,000	CenterPoint Energy Resources Corp., 5.950%, 1/15/14	$1,389,790
1,700,000	Enbridge Energy Partners LP, 4.750%, 6/1/13	1,755,129
4,100,000	NuStar Logistics LP, 6.050%, 3/15/13	4,215,739
3,400,000	NuStar Logistics LP, 6.875%, 7/15/12	3,403,862
3,600,000	Petrohawk Energy Corp., 7.875%, 6/1/15	3,742,430
400,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 144a, 5.500%, 9/30/14	431,000
5,100,000	Southeast Supply Header LLC, 144a, 4.850%, 8/15/14	5,367,888
		20,305,838

	Consumer Discretionary — 2.8%
5,400,000	Glencore Funding LLC, 144a, 6.000%, 4/15/14	5,676,593
1,000,000	Marriott International, Inc. DE, 5.625%, 2/15/13	1,027,372
3,800,000	Reed Elsevier Capital, Inc., 7.750%, 1/15/14	4,153,358
1,730,000	Yum! Brands, Inc., 7.700%, 7/1/12	1,730,000
		12,587,323

	Materials — 2.2%
3,000,000	Bemis Co., Inc., 5.650%, 8/1/14	3,246,252
3,000,000	Georgia-Pacific LLC, 144a, 8.250%, 5/1/16	3,304,719
2,750,000	Teck Resources Ltd., 10.250%, 5/15/16	3,069,688
		9,620,659

	Utilities — 1.9%
1,800,000	Alabama Power Co., 4.850%, 12/15/12	1,834,763
1,225,000	Carolina Power & Light Co., 6.500%, 7/15/12	1,227,029
1,000,000	Dominion Resources, Inc., 5.150%, 7/15/15	1,113,812
620,000	KCP&L Greater Missouri Operations Co., 11.875%, 7/1/12	620,000
1,200,000	National Fuel Gas Co., 5.250%, 3/1/13	1,230,900
1,000,000	Sempra Energy, 2.000%, 3/15/14	1,015,636
1,571,000	SPI Electricity & Gas Australia Holdings Pty Ltd., 144a, 6.150%, 11/15/13	1,636,812
		8,678,952

	Consumer Staples — 0.6%
2,500,000	Andrew W Mellon Foundation, 3.950%, 8/1/14	2,676,750

	Industrial — 0.4%
1,800,000	Hutchison Whampoa International (03/13) Ltd., 144a, 6.500%, 2/13/13	1,855,541

	Health Care — 0.3%
1,080,000	CareFusion Corp., 5.125%, 8/1/14	1,159,639
	Total Corporate Bonds	$109,705,186

	Asset-Backed Securities — 21.2%
136,044	Ally Auto Receivables Trust, Ser 2010-1, Class A3, 1.450%, 5/15/14	136,481
476,990	Ally Auto Receivables Trust, Ser 2010-2, Class A3, 1.380%, 7/15/14	478,836
1,122,494	Ally Auto Receivables Trust, Ser 2010-3, Class A3, 1.110%, 10/15/14	1,126,074
640,000	Ally Auto Receivables Trust, Ser 2012-1, Class A3, 0.930%, 2/16/16	643,201
1,685,000	Ally Master Owner Trust, Ser 2011-1, Class A2, 2.150%, 1/15/16	1,715,552
790,000	Ally Master Owner Trust, Ser 2011-3, Class A2, 1.810%, 5/15/16	801,583
407,775	American Credit Acceptance Receivables Trust, Ser 2012-1, Class A1, 144a, 1.960%, 1/15/14	407,779
156,261	AmeriCredit Automobile Receivables Trust, Ser 2009-1, Class A3, 3.040%, 10/15/13	156,459
2,500,000	AmeriCredit Automobile Receivables Trust, Ser 2009-1, Class B, 9.790%, 4/15/14	2,607,652
4,705,000	AmeriCredit Automobile Receivables Trust, Ser 2010-1, Class B, 3.720%, 11/17/14	4,767,822
556,958	AmeriCredit Automobile Receivables Trust, Ser 2011-5, Class A2, 1.190%, 8/8/15	559,030
3,761,812	Bank of America Auto Trust, Ser 2009-1A, Class A4, 144a, 3.520%, 6/15/16	3,798,270
4,062,216	Bank of America Auto Trust, Ser 2009-2A, Class A4, 144a, 3.030%, 10/15/16	4,100,218
148,587	Bank of America Auto Trust, Ser 2010-1A, Class A3, 144a, 1.390%, 3/15/14	148,790
2,382,449	Capital Auto Receivables Asset Trust, Ser 2007-2, Class C, 144a, 6.510%, 2/18/14	2,388,204
5,000,000	Capital Auto Receivables Asset Trust, Ser 2008-2, Class C, 144a, 7.960%, 12/15/14	5,306,098
2,520,000	Capital Auto Receivables Asset Trust, Ser 2008-A, Class B, 144a, 6.890%, 1/15/15	2,605,975
2,973,975	CarNow Auto Receivables Trust, Ser 2012-1A, Class A, 144a, 2.090%, 1/15/15	2,973,973
545,000	CenterPoint Energy Transition Bond Co. LLC, Ser 2012-1, Class A1, 0.901%, 4/15/18	547,951
172,468	Chrysler Financial Auto Securitization Trust, Ser 2009-A, Class A3, 2.820%, 1/15/16	172,981
1,799,000	Citibank Omni Master Trust, Ser 2009-A12, Class A12, 144a, 3.350%, 8/15/16	1,805,569

52

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 21.2% (Continued)
$1,200,667	Citigroup Mortgage Loan Trust, Inc., Ser 2005-WF1, Class A3, 5.000%, 11/25/34(A)	$1,207,379
4,472,014	Countrywide Asset-Backed Certificates, Ser 2005-6, Class M1, 0.735%, 12/25/35(A)	4,396,317
1,235,228	CPS Auto Trust, Ser 2010-A, Class A, 144a, 2.890%, 3/15/16	1,236,409
389,807	DT Auto Owner Trust, Ser 2009-1, Class A1, 144a, 2.980%, 10/15/15	390,389
4,094,830	DT Auto Owner Trust, Ser 2012-1A, Class A, 144a, 1.050%, 1/15/15	4,094,658
361,987	Entergy Gulf States Reconstruction Funding LLC, Ser 2007-A, Class A1, 5.510%, 10/1/13	366,608
1,209,145	Entergy Texas Restoration Funding LLC, Ser 2009-A, Class A1, 2.120%, 2/1/16	1,232,554
142,031	FNMA, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(A)	149,932
2,049,050	Ford Credit Auto Owner Trust, Ser 2009-A, Class A4, 6.070%, 5/15/14	2,089,025
655,425	Ford Credit Auto Owner Trust, Ser 2009-E, Class A3, 1.510%, 1/15/14	656,698
588,435	Ford Credit Auto Owner Trust, Ser 2010-A, Class A3, 1.320%, 6/15/14	590,075
945,000	Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Class A1, 2.120%, 2/15/16	964,515
1,725,571	Franklin Auto Trust, Ser 2008-A, Class C, 144a, 7.160%, 5/20/16	1,741,142
493,747	Great America Leasing Receivables, Ser 2009-1, Class A3, 144a, 2.540%, 3/15/13	494,537
969,552	Honda Auto Receivables Owner Trust, Ser 2010-3, Class A3, 0.700%, 4/21/14	970,255
1,200,000	Honda Auto Receivables Owner Trust, Ser 2011-3, Class A3, 0.880%, 9/21/15	1,205,517
1,351,660	LAI Vehicle Lease Securitization Trust, Ser 2010-A, Class A, 144a, 2.550%, 9/15/16	1,350,758
234,644	Mercedes-Benz Auto Receivables Trust, Ser 2010-1, Class A3, 1.420%, 8/15/14	235,708
1,005,205	Merrill Auto Trust Securitization, Ser 2008-1, Class B, 6.750%, 4/15/15	1,007,964
3,639,974	Montana Higher Education Student Assistance Corp., Ser 2012-1, Class A1, 0.844%, 9/20/22(A)	3,639,974
13,379	Popular ABS Mortgage Pass-Through Trust, Ser 2006-E, Class A1, 0.335%, 1/25/37(A)	13,372
1,463,262	Residential Asset Mortgage Products, Inc., Ser 2003-RZ3, Class A6, 3.900%, 3/25/33(A)	1,442,556
2,531,888	Santander Consumer Acquired Receivables Trust, Ser 2011-S1A, Class B, 144a, 1.660%, 8/15/16	2,513,831
123,532	Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Class A2, 144a, 0.910%, 11/15/13	123,537
3,250,000	Santander Drive Auto Receivables Trust, Ser 2010-2, Class B, 2.240%, 12/15/14	3,266,549
3,875,000	Santander Drive Auto Receivables Trust, Ser 2010-2, Class C, 3.890%, 7/17/17	4,014,132
3,820,000	Santander Drive Auto Receivables Trust, Ser 2010-3, Class B, 2.050%, 5/15/15	3,833,796
3,340,000	Santander Drive Auto Receivables Trust, Ser 2010-B, Class A3, 144a, 1.310%, 2/17/14	3,344,734
1,536,555	Santander Drive Auto Receivables Trust, Ser 2011-2, Class A2, 1.040%, 4/15/14	1,537,731
3,934,842	Santander Drive Auto Receivables Trust, Ser 2011-S1A, Class B, 144a, 1.480%, 5/15/17	3,926,218
3,750,000	SNAAC Auto Receivables Trust, Ser 2012-1A, Class A, 144a, 1.780%, 6/15/16	3,749,690
66,120	Structured Asset Investment Loan Trust, Ser 2005-1, Class A5, 144a, 0.595%, 2/25/35(A)	65,909
990,887	Toyota Auto Receivables Owner Trust, Ser 2010-C, Class A3, 0.770%, 4/15/14	991,997
420,979	Vanderbilt Mortgage Finance, Ser 2001-C, Class A4, 5.960%, 1/7/27	435,904
1,000,000	Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Class A3, 0.850%, 8/22/16	1,003,491
131,160	Wells Fargo Home Equity Trust, Ser 2006-1, Class A3, 0.395%, 5/25/36(A)	129,235
	Total Asset-Backed Securities	$95,661,594

	Non-Agency Collateralized Mortgage Obligations — 2.1%
592,322	American Home Mortgage Investment Trust, Ser 2005-2, Class 5A3, 3.061%, 9/25/35	599,252
102,488	CitiCorp Mortgage Securities, Inc., Ser 2003-10, Class A2, 4.500%, 11/25/18	102,574
54,281	Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Class A5, 4.500%, 9/25/33	54,223

53

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 2.1% (Continued)
$43,276	Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J4, Class 1A2, 4.750%, 6/25/33	$43,313
214,202	Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-3, Class 3A30, 5.500%, 7/25/35	215,292
710,205	FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Class 2A, 144a, 3.250%, 4/25/38	727,072
681,992	JP Morgan Mortgage Trust, Ser 2005-A3, Class 11A1, 4.485%, 6/25/35(A)	689,498
691,574	MLCC Mortgage Investors, Inc., Ser 2004-1, Class 1A, 2.148%, 12/25/34(A)	642,885
955,793	PHH Mortgage Capital LLC, Ser 2008-CIM2, Class 5A1, 6.000%, 7/25/38	1,007,429
569,684	Residential Accredit Loans, Inc., Ser 2003-QS10, Class A7, 5.500%, 5/25/33	591,087
1,353,419	Residential Asset Securitization Trust, Ser 2003-A8, Class A1, 3.750%, 10/25/18	1,379,388
34,563	Residential Funding Mortgage Securities I, Ser 2004-S9, Class 1A6, 5.500%, 12/25/34	34,499
118,303	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-11, Class 1A11, 4.750%, 10/25/18	118,430
353,974	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-13, Class A5, 4.500%, 11/25/18	357,203
641,775	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 4.100%, 6/25/33(A)	646,331
1,834,411	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 4.692%, 12/25/33(A)	1,846,373
525,450	Wells Fargo Mortgage Backed Securities Trust, Ser 2004-3, Class A1, 4.750%, 4/25/19	533,862
	Total Non-Agency Collateralized Mortgage Obligations	$9,588,711

	Municipal Bonds — 3.2%

	Louisiana — 0.4%
900,000	LA Local Government Environmental Facilities & CDA, Healthcare, (LOC: Lasalle Bank NA), 0.750%, 11/1/14(A)	900,000
343,026	LA Local Government Environmental Facilities & CDA, Ser 2010-EGSL, Tranches A-1, A-2, 1.520%, 2/1/18	346,439
502,901	LA Local Government Environmental Facilities & CDA, Series 2010-ELL, Tranche A-1, 1.110%, 2/1/16	503,449
		1,749,888

	New Mexico — 0.3%
1,160,000	NM Edl Asst Foundation Rev (Gtd St Lns), 1.122%, 12/1/28(A)	1,159,374

	New York — 0.4%
2,000,000	NY Environmental Facilities Corp, Waste Mgmt Inc, 0.700%, 5/1/30(A)	1,999,960

	Ohio — 0.4%
1,750,000	Medina Co OH IDR (Mack Inds), (LOC: JP Morgan Chase Bank), 0.330%, 7/1/16(A)	1,750,000

	South Carolina — 1.1%
5,000,000	SC Public Svc Auth, Ser A, 0.739%, 7/1/13(A)	5,005,250

	Texas — 0.6%
2,250,000	North TX Tollway Auth Rev, 2.441%, 9/1/13	2,287,350
600,000	TX St, Ser A, Revenue Notes, 2.500%, 8/30/12	602,334
		2,889,684
	Total Municipal Bonds	$14,554,156

	U.S. Government Agency Obligation — 0.7%
3,325,000	Overseas Private Investment Corp., 0.180%, 3/15/17(A)	3,325,000

Shares

	Investment Fund — 4.6%
20,502,023	Touchstone Institutional Money Market Fund^	$20,502,023

	Total Investment Securities —100.6%
	(Cost $452,513,270)	$453,112,076

	Liabilities in Excess of Other Assets — (0.6%)	(2,884,633)

	Net Assets — 100.0%	$450,227,443

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc.

54

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Portfolio Abbreviations:

CDA - Community Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDR - Industrial Development Revenue

LOC - Letter of Credit

MTN -Medium Term Note

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $84,806,700 or 18.84% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$87,495,995	$—	$87,495,995
U.S. Government Mortgage-Backed Obligations	—	89,480,360	—	89,480,360
Agency Collateralized Mortgage Obligations	—	22,799,051	—	22,799,051
Corporate Bonds	—	109,705,186	—	109,705,186
Asset-Backed Securities	—	95,661,594	—	95,661,594
Non-Agency Collateralized Mortgage Obligations	—	9,588,711	—	9,588,711
Municipal Bonds	—	14,554,156	—	14,554,156
U.S. Government Agency Obligation	—	3,325,000	—	3,325,000
Investment Fund	20,502,023	—	—	20,502,023
				$453,112,076

See accompanying Notes to Portfolio of Investments.

55

Notes to Portfolios of Investments
June 30, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period.

The aggregate value by input level, as of June 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

During the period ended June 30, 2012, there were no significant transfers between Levels 1 , 2 and 3 except as shown in the Portfolio of Investments for Emerging Markets Equity Fund, Emerging Markets Equity Fund II, Global Equity Fund, Global Real Estate Fund and Merger Arbitrage Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

56

Notes to Portfolios of Investments (Continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Securties sold short— The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A fund would realize a gain if the price of the security declines between those dates.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2012, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

57

Notes to Portfolios of Investments (Continued)

Derivative instruments and hedging activities—The following table sets forth the fair value of the Funds derivative financial instruments by primary risk exposure as of June 30, 2012:

Fair Value of Derivative Investments

As of June 30, 2012

		Asset	Liability
		Derivatives	Derivatives
	Derivatives not accounted for as hedging	Unrealized	Unrealized
Fund	instruments under ASC 815	Appreciation	Depreciation
International Fixed Income Fund	Forward foreign currency exchange contracts	$231,073	$(246,683)
Merger Arbitrage Fund	Forward foreign currency exchange contracts	49,562	(89,290)

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the fair value of the securities loaned plus accrued interest. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of June 30, 2012, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Emerging Markets Equity Fund	$16,630,721	$17,142,776
Focused Equity Fund	3,848,646	3,946,400
Global Equity Fund	1,051,211	1,054,086
Global Real Estate Fund	28,144	27,138
Mid Cap Fund	1,012,962	1,014,134
Sands Capital Select Growth Fund	106,965,906	108,010,337
Small Cap Core Fund	24,623,330	24,362,937
Small Cap Value Fund	1,773,184	1,832,811

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

58

Notes to Portfolios of Investments (Continued)

Federal Tax Information— As of June 30, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Emerging Markets Equity Fund	$508,547,416	$24,406,143	$(60,069,468)	$(35,663,325)
Emerging Markets Equity Fund II	50,117,941	753,535	(3,606,788)	(2,853,253)
Focused Equity Fund	112,007,771	5,258,932	(13,764,035)	(8,505,103)
Global Equity Fund	14,857,023	372,676	(992,881)	(620,205)
Global Real Estate Fund	11,777,505	470,731	(232,836)	237,895
Intermediate Fixed Income Fund	81,941,607	4,025,118	(50,304)	3,974,814
International Fixed Income Fund	20,207,552	441,500	(771,159)	(329,659)
Large Cap Relative Value Fund	16,017,367	1,204,169	(970,227)	233,942
Market Neutral Equity Fund	41,966,094	4,857,039	(1,413,544)	3,443,495
Merger Arbitrage Fund	266,425,420	3,592,461	(1,133,974)	2,458,487
Mid Cap Fund	54,018,134	6,054,879	(1,138,349)	4,916,530
Mid Cap Value	70,539,059	5,375,766	(3,360,049)	2,015,717
Premium Yield Equity Fund	85,461,376	10,251,966	(1,119,905)	9,132,061
Sands Capital Select Growth Fund	2,364,733,568	545,216,136	(67,480,481)	477,735,655
Short Duration Fixed Income Fund	58,014,033	691,970	(130,010)	561,960
Small Cap Core Fund	350,422,568	47,203,094	(7,434,745)	39,768,349
Small Cap Value Fund	35,713,098	1,786,204	(1,677,233)	108,971
Total Return Bond Fund	140,099,291	3,771,245	(366,677)	3,404,568
Ultra Short Duration Fixed Income Fund	452,513,270	2,739,148	(2,140,342)	598,806

Delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security, including the risk of a price and yield fluctuations, and takes such fluctuations into account when determining net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 8/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 8/22/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 8/22/12

* Print the name and title of each signing officer under his or her signature.